Direct Dial: 212-801-9362
e-mail: marsicoa@gtlaw.com

August 25, 2006

VIA EDGAR TRANSMISSION
----------------------
John Reynolds, Assistant Director
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
ATTENTION: Jay Williamson, Esq.
Mail Stop: 35-61


               Re:    Media & Entertainment Holdings, Inc.
                      Amendment No. 3 to
                      Form S-1 Registration Statement
                      File No. 333-128218
                      -------------------

Dear Mr. Reynolds:

        On behalf of Media & Entertainment Holdings, Inc., a Delaware corporation (the "Registrant"), we transmit herewith for filing with the Securities and Exchange Commission (the "Commission"), pursuant to Section 6 of and Regulation C under the Securities Act of 1933, as amended (the "Securities Act"), and Rule 101(a)(1)(i) of Regulation S-T under the Commission's Electronic Data Gathering and Retrieval System (EDGAR), one complete electronic version of Amendment No. 3 ("Amendment No. 3") to the Registrant's Registration Statement on Form S-1 (File No. 333-128218), originally filed with the Commission on September 9, 2005 and amended by Amendment No. 1 thereto ("Amendment No. 1") filed with the Commission on October 17, 2005 and Amendment No. 2 thereto ("Amendment No. 2") filed with the Commission on May 11, 2006 (as amended by Amendment No. 1 and Amendment No. 2, the "Registration Statement"), including one complete electronic version of the exhibits listed as filed therewith.

        Amendment No. 3 responds to the comments heretofore received from the Commission's staff (the "Staff") by letter dated June 19, 2006 (the "Comment Letter") with respect to Amendment No. 2. Other changes highlighted in Amendment No. 3 reflect (i) a number of structural changes that have been made to the offering, primarily as a result of a reduction in the size of the offering from $90,000,000 to $72,000,000, (ii) internal developments with respect to the Registrant's capitalization and equity ownership since the filing of Amendment No. 2 with the Commission, and (iii) an update of the financial information presented in Amendment No. 2, which is now as of July 31, 2006. With respect to the structural changes made to the offering referred to above (the

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Securities and Exchange Commission
Page 2

"Offering"), please note that Amendment No. 3 has been revised throughout the document to reflect changes in the amount of securities being registered for offer and sale under the Securities Act. Specifically, Amendment No. 3 is being filed to register the offer and sale of: (i) 9,000,000 (as opposed to 11,250,000) units (the "Offering Units"), with each Offering Unit consisting of one share of the Registrant's common stock, par value $.0001 per share (the "Common Stock"), and one warrant, each warrant to purchase one share of Common Stock (the "Warrants"), (ii) up to 1,350,000 (as opposed to 1,687,500) units (the "Over-Allotment Units"), with each Over-Allotment Unit consisting of one share of Common Stock and one Warrant, that may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, (iii) up to 900,000 (as opposed to 1,125,000) units (the "Purchase Option Units"), with each Purchase Option Unit consisting of one share of Common Stock and one Warrant, which Ladenburg Thalmann & Co. Inc. ("Ladenburg"), acting as representative of the underwriters, will have the right to purchase for its own account or that of its designees, (iv) all shares of Common Stock and all Warrants issued as part of the Offering Units, the Over-Allotment Units and the Purchase Option Units and (v) all shares of Common Stock issuable upon exercise of the Warrants included in the Offering Units, the Over-Allotment Units and the Purchase Option Units.

        All of the foregoing changes in the structure of the offering have been reflected throughout Amendment No. 3, including in the Calculation of Registration Fee table. As a result, the registration fee has been recalculated to $18,908.51. Because the Registrant paid $34,250.70 by wire transfer of immediately available funds to the Commission's U.S. Treasury lockbox depository account maintained at Mellon Bank N.A. (Receiving Bank ABA No. 043000261) in payment of the applicable registration fee in connection with the initial filing of the Registration Statement on September 9, 2005, no additional registration fee is payable in connection with the filing of Amendment No. 3.

        In connection with the agreement of the Registrant and the underwriters to adjust the structure of the offering as described above, effective June 26, 2006, each of the Registrant's existing stockholders collectively contributed to the Registrant, at no cost, 562,500 shares of Common Stock, effectively increasing the average purchase price to approximately $0.0111 per share. Appropriate changes have been made throughout Amendment No. 3 to reflect this contribution.

        We also supplementally advise the Staff that the amount of compensation to be allowed or paid to the underwriters in this offering, as restructured as set forth above, is currently being reviewed by the NASD and has not yet been cleared by the NASD at this time. Prior to the effectiveness of the Registration Statement, we will provide the Staff with a copy of the NASD letter or arrange for a call to you from the NASD once the NASD has stated that it has no objections regarding the underwriting arrangements in this offering.

        For the Staff's convenience, the Staff's comments contained in the Comment Letter have been restated below in bold type (the numbers thereof corresponding to the numbers of the Staff's comments contained in the Comment Letter) and the responses to

Securities and Exchange Commission
Page 3

each comment appear immediately below such comment. For the further convenience of the Staff, to the extent there have occurred pagination changes with respect to certain text contained in the Registration Statement, the Registrant has indicated the new page numbers on which the beginning of such revised text now appears in Amendment No. 3. All capitalized terms used and not defined herein have the respective meanings assigned to them in the Comment Letter.

                                     *******

GENERAL COMMENTS
----------------

1. CURRENTLY THE COMPANY'S REGISTRATION STATEMENT DOES NOT CONTAIN A DETAILED DISCUSSION OF HOW THE COMPANY WILL DISSOLVE AND RETURN SHAREHOLDER FUNDS IN THE EVENT THAT IT DOES NOT FIND A BUSINESS COMBINATION WITHIN THE REQUIRED TIMEFRAME. WE NOTE THE REQUIREMENTS IN
        SECTION 281(B) OF DELAWARE GENERAL CORPORATION LAW THAT A DISSOLVED CORPORATION WHICH HAS NOT FOLLOWED THE PROCEDURES IN SECTION 280 SHALL ADOPT A PLAN OF DISTRIBUTION TO WHICH THE DISSOLVED CORPORATION "(I) SHALL PAY OR MAKE REASONABLE PROVISION TO PAY ALL CLAIMS AND OBLIGATIONS ... (II) SHALL MAKE SUCH PROVISION AS WILL BE REASONABLY LIKELY TO BE SUFFICIENT TO PROVIDE COMPENSATION FOR ANY CLAIM AGAINST THE CORPORATION WHICH IS THE SUBJECT OF A PENDING ACTION, SUIT OR PROCEEDING TO WHICH THE CORPORATION IS A PARTY AND (III) SHALL MAKE SUCH PROVISION AS WILL BE REASONABLY LIKELY TO BE SUFFICIENT TO PROVIDE COMPENSATION FOR CLAIMS THAT HAVE NOT BEEN MADE KNOWN TO THE CORPORATION ..., ARE LIKELY TO ARISE OR TO BECOME KNOWN TO THE CORPORATION ... WITHIN 10 YEARS AFTER THE DATE OF DISSOLUTION." PLEASE PROVIDE US WITH A LEGAL ANALYSIS AS TO HOW THE COMPANY WILL COMPLY WITH SECTIONS 280 OR 281(B) AND DISCLOSE IN THE PROSPECTUS THE PROCEDURES THAT THE COMPANY WILL UNDERTAKE TO COMPLY. ALSO, REVISE THE DISCLOSURE THROUGHOUT THE PROSPECTUS TO INCLUDE THE EFFECT THAT THIS PROVISION WILL HAVE UPON THE STOCKHOLDERS' RIGHTS TO RECEIVE THEIR PORTION OF THE TRUST IN THE EVENT OF LIQUIDATION. IN ADDITION, PLEASE INCLUDE A DISCUSSION AS TO HOW THE FUNDS HELD IN TRUST COULD BE SUBJECT TO A BANKRUPTCY PROCEEDING BY THE COMPANY. IN THIS RESPECT THE STAFF IS LOOKING FOR A DISCUSSION OF THE PROCEDURES THE COMPANY WILL FOLLOW TO DISTRIBUTE THE TRUST FUNDS AND DISSOLVE THE COMPANY, THE COSTS ASSOCIATED WITH SUCH PROCEDURES, AND THE TIMEFRAME ASSOCIATED WITH THESE PROCEDURES.

        The Registrant has revised disclosure throughout Amendment No. 3 to clarify that the Registrant will not be complying with the procedures set forth in Section 280 of the Delaware General Corporation Law (the "DGCL") and will therefore seek stockholder approval of a plan for payment of claims pursuant to
Section 281(b) of the DGCL. The Registrant has further disclosed that it will seek stockholder approval of a plan of liquidation two months in advance of the 18 and 24-month deadlines for completion of a business combination and has described the risks of potential claims against the trust account in the context of a bankruptcy proceeding and otherwise. Please see the revised disclosure in "Prospectus Summary - Liquidation if no business combination" on page

Securities and Exchange Commission
Page 4

10; the Risk Factors on pages 14 and 15; "Proposed Business - Liquidation if no business combination" on pages 42 through 44; and "Description of Securities - Common Stock" on page 61.

2. WE NOTE THE DISCLOSURE THROUGHOUT YOUR REGISTRATION STATEMENT THAT THE INITIAL PER SHARE LIQUIDATION PRICE FOR SHAREHOLDERS WILL BE $7.70, OR 96% OF THE PER UNIT IPO PRICE OF $8.00. PLEASE EXPAND AND CLARIFY WHY YOU BELIEVE IT IS APPROPRIATE TO DISCLOSE SUCH AMOUNT IN LIGHT OF THE LACK OF ASSURANCE THAT EXECUTIVE OFFICERS WILL BE ABLE TO SATISFY THEIR INDEMNIFICATION OBLIGATIONS, AS IS DISCLOSED.

        The Registrant has clarified that the funds in the trust account could be subject to the claims of creditors. Please see the revised disclosure in the second-to-last paragraph of the cover page of Amendment No. 3, as well as the liquidation disclosure cited in the response to Comment No. 1, above.

3. WE NOTE THAT THE INDEMNIFICATION OF CLAIMS AGAINST THE TRUST ONLY COVERS CLAIMS BY VENDORS. CLARIFY WHAT THIS COVERS AND ANY LIMITATIONS THIS PLACES UPON INDEMNIFICATION OF CLAIMS AGAINST THE TRUST.

        The Registrant has revised the disclosure to clarify that the indemnification obligation covers other service providers and potential target businesses, as well as vendors. Please see the revised disclosure in the Risk Factors on page 14 and "Proposed Business - Liquidation if no business combination" on pages 42 through 44.

4. PLEASE DISCLOSE ALL STEPS THE COMPANY HAS TAKEN TO CONFIRM THAT EXECUTIVE OFFICERS HAVE FUNDS SUFFICIENT TO SATISFY THEIR OBLIGATIONS WITH RESPECT TO ENSURING THE TRUST ACCOUNT IS NOT DEPLETED BY CLAIMS AGAINST THE TRUST.

        The Registrant has obtained written representations from each of the Registrant's executive officers confirming, among other things, that each is an "accredited investor" as defined by Rule 501 of Regulation D promulgated under the Securities Act, namely that each is either a "natural person whose individual net worth, or joint net worth with that person's spouse...exceeds $1,000,000" or a "natural person who had an individual income in excess of $200,000 in each of the two most recent years or joint income with that person's spouse in excess of $300,000 in each of those years and has a reasonable expectation of reaching the same income level in the current year."

5. WE NOTE THAT THE COMPANY IS SELLING WARRANTS TO INSIDERS PURSUANT TO A PRIVATE PLACEMENT AT A PRICE OF $1.00 PER WARRANT. PLEASE INCLUDE A DISCUSSION OF HOW THE COMPANY DETERMINED TO SELL WARRANTS AT THIS PRICE AND CLARIFY WHETHER THIS WAS AN ARM'S LENGTH TRANSACTION IN AN APPROPRIATE SECTION.

        As discussed in the Registrant's response to Comment No. 30 below, the price per share for the Private Warrants (as defined in the response to Comment No. 30) was determined based solely on the survey of recently completed initial public offerings of blank check companies in which management of the issuers were purchasing warrants or

Securities and Exchange Commission
Page 5

units simultaneously with the completion of the offering on a private placement basis, in which the price per warrant ranged from $0.65 per warrant to $1.20. The Registrant respectfully refers the Staff to Exhibit I attached to this letter for related information. The Registrant has also included disclosure of this fact in "Description of Securities - Existing Stockholders' Warrants" on page 63 of Amendment No. 3.

6. PLEASE EXPLAIN THE BASIS FOR YOUR DISCLOSURE THAT THE SECURITIES WILL BE LISTED ON THE AMERICAN STOCK EXCHANGE. PLEASE EXPLAIN HOW THE COMPANY WILL SATISFY EACH CRITERION FOR AT LEAST ONE OF THE LISTING STANDARDS ON THE EXCHANGE. PLEASE INCLUDE A DISCUSSION OF ALL OF THE QUANTITATIVE STANDARDS, E.G., NUMBER OF PUBLIC SHAREHOLDERS. WE MAY HAVE FURTHER COMMENT.

        The Registrant expects to qualify under Standards 3 and 4 of the American Stock Exchange's quantitative listing standards, which requires market capitalization in excess of $50 million for Standard 3 or $75 million for Standard 4 (or assets or revenues in excess of that amount); market value of public float in excess of $15 million for Standard 3 or $20 million for Standard 4; a minimum stock price of $2.00 for Standard 3 or $3.00 for Standard 4; minimum shareholders equity of $4 million for Standard 3 (no such requirement for Standard 4); and, under both Standards, either (1) a minimum of 800 public shareholders and public float of at least 500,000 shares, or (2) a minimum of 400 public shareholders and public float of at least 1,000,000 shares.

        With an aggregate offering amount of $72 million to the public at a per-unit price of $8.00, the Registrant expects to easily meet the standards for market capitalization, market value of public float, minimum stock price and minimum stockholders equity. The representative of the underwriters has advised the Registrant that it expects to have over 400 public shareholders participating in the offering holding well over 1,000,000 units and therefore expects to meet the number of shareholder and public float shares test.

REGISTRATION STATEMENT COVER PAGE
---------------------------------

7. WE NOTE THE REVISION TO THE REGISTRATION STATEMENT COVER PAGE. SINCE THESE SHARES WERE INCLUDED IN THE INITIAL REGISTRATION STATEMENT, THE INITIAL FILING FEE, $117.70 APPLIES TO THESE SHARES, PLEASE REVISE THE FEE TABLE ACCORDINGLY.

        The Registrant has revised the fee table in response to the Staff's comment.

PROSPECTUS COVER PAGE
---------------------

8. WE NOTE THE STATEMENT THAT THE COMPANY, AS ITS NAME SUGGESTS, "INTEND[S] TO FOCUS ON IDENTIFYING A PROSPECTIVE TARGET BUSINESS IN THE ENTERTAINMENT, MEDIA AND COMMUNICATIONS INDUSTRIES." CLARIFY WHETHER THE COMPANY IS LIMITED TO THESE INDUSTRIES OR WHETHER THE COMPANY MAY TARGET A BUSINESS IN ANY INDUSTRY. WE MAY HAVE FURTHER COMMENT.

        The Registrant has revised the disclosure on the prospectus cover page and elsewhere to clarify that the Registrant would review business opportunities presented to

Securities and Exchange Commission
Page 6

it in any industry sector. With respect to the corporate name noted by the Staff as suggesting a focus on a particular industry, the Registrant expects to change its corporate name in connection with a business combination transaction, regardless of the ultimate industry sector of the target business.

9. PLEASE RECONCILE THE STATEMENT THAT THE PRIVATE PLACEMENT WARRANTS ARE IDENTICAL TO THE WARRANTS BEING ISSUED IN THE PROSPECTUS EXCEPT THAT THE PRIVATE PLACEMENT WARRANTS MAY BE EXERCISED ON CASHLESS BASIS WITH THE DISCLOSURE IN THE SUMMARY THAT THE PRIVATE PLACEMENT WARRANTS ARE NOT SUBJECT TO REDEMPTION.

        The Registrant has revised the description of the Private Warrants (which are referred to as "existing stockholders' warrants" in Amendment No. 3) on the prospectus cover page and elsewhere to clarify that they are not subject to redemption by the Registrant.

PROSPECTUS SUMMARY
------------------

10. PLEASE CLARIFY YOUR DISCUSSION UNDER "OFFERING PROCEEDS TO BE HELD IN TRUST" ON PAGES 6-7. CURRENTLY THE CONVERSION VALUE ASSOCIATED WITH A SHAREHOLDER WHO ELECTS TO CONVERT HIS SHARES INSTEAD OF PARTICIPATING IN AN APPROVED MERGER IS UNCLEAR. ON PAGE 6 YOU STATE THAT $7.70/UNIT IS HELD IN TRUST WE PAGE 7 APPEARS TO INDICATE THAT INVESTORS WOULD RECEIVE $7.46. IN ADDITION, PLEASE CLARIFY WHETHER PUBLIC SHAREHOLDERS WILL ALSO BE ENTITLED TO A PRO-RATA PORTION OF THE $1.8 MILLION IN WARRANT PROCEEDS PLACED IN TRUST.

        The Registrant has revised the referenced disclosure in response to the Staff's comment to reflect that a public stockholder will receive a distribution of $7.73 from the trust account, whether such public stockholder elects to convert its shares into cash and votes against a business combination which is approved and completed, or the company effects a liquidation prior to the consummation of a business combination. The Registrant has revised the prospectus summary and the description of the pro rata distribution of the trust account in "Description of Securities - Common Stock" (pages 6 and 62, respectively) to clarify that the proceeds of the existing stockholders' warrants will be included in any pro rata distribution of the trust account.

11. WE NOTE YOUR STATEMENT THAT THE PURCHASER OF $1,100,000 OF YOUR WARRANTS "HAS AGREED NOT TO SELL OR TRANSFER ITS EXISTING STOCKHOLDERS' WARRANTS (OR ANY OF THE UNDERLYING SHARES OF COMMON STOCK) UNTIL 90 DAYS AFTER THE DATE OF THIS PROSPECTUS ..." AS AN INITIAL MATTER, PLEASE NAME INITIAL STOCKHOLDER WHO IS PURCHASING THESE WARRANTS AND ANY RELATIONSHIPS THAT THE STOCKHOLDER MAY HAVE TO THE COMPANY. ALSO, PLEASE CLARIFY WHETHER THESE WARRANTS, OR A PORTION THEREOF, WILL BE INCLUDED IN YOUR STOCK ESCROW AGREEMENT. IN ADDITION, PLEASE DISCUSS THE APPLICABILITY OF THE KEN WORM LETTER TO THESE SECURITIES.

Securities and Exchange Commission
Page 7

        As discussed in detail in the Registrant's response to Comment No. 30 below, the purchaser of the warrants referred to in the Staff's comment above was Astor Asset Management ("Astor"). As a result of the transactions described in detail in the response to Comment No. 30 below, Astor is no longer purchasing Private Warrants in the private placement to be completed concurrently with the Offering. Effective April 26, 2006, Astor executed a letter agreement in which Astor agreed to rescind and void the purchase of an aggregate of 106,000 shares of Common Stock from Messrs. Granath, Seslowsky, Clauser and Maggin, and to terminate Astor's letter agreement, dated April 25, 2006, and Astor's Private Warrant subscription agreement, dated April 25, 2005 (such agreements have been deleted from the list of Exhibits in Amendment No. 3 as they are no longer effective and binding).

        Accordingly, the Registrant has revised the "Summary" section of Amendment No. 3 to delete the references to "the purchaser of $1,100,000 of existing stockholders' warrants..." As set forth in detail in the Registrant's response to Comment No. 30, all of the Registrant's current stockholders are now participating in the concurrent private placement of Private Warrants on exactly the same basis and subject to exactly the same restrictions, lock-up agreements, registration rights and other terms. Therefore, the Registrant has made appropriate changes to the "Summary" section and elsewhere in Amendment No. 3 to reflect this fact. The Registrant has added an appropriate cross reference to the "Certain Transactions" section of Amendment No. 3 which discusses the purchasers of the Warrants and their relationship to the Registrant and its management.

        As discussed in detail in the Registrant's response to Comment No. 30 below, the Private Warrants to be purchased in the concurrent private placement, while subject to a lock-up agreement by the existing stockholders contained in the Private Warrant subscription agreements each of them has executed and filed as exhibits to Amendment No. 2 (in which they have agreed not to sell or transfer their Private Warrants or the underlying shares of Common Stock until 90 days after the consummation of the Registrant's initial business combination), will not be included in the Stock Escrow Agreement. However, the Registrant notes that all of the 2,250,000 outstanding shares of Common Stock held by the Registrant's existing stockholders will be subject to the Stock Escrow Agreement, which provides that such shares of Common Stock will not be released from escrow until 12 months after the date of the Registrant's initial business combination.

        With respect to the applicability of the Ken Worm letter, the Registrant respectfully refers the Staff to the response to Comment No. 30 below. In short, the Registrant respectfully submits that the Ken Worm letter is not applicable to these securities for all of the reasons discussed in detail in the response to Comment No. 30. In this regard, the Registrant notes that the Registrant has recently obtained representations, warranties and covenants from all of the Registrant's existing stockholders who will be purchasing such securities in the concurrent private placement, including the commitment of each of the Registrant's existing stockholders that they shall not effect any resale of, among other things, the Private Warrants to be purchased by them in the concurrent

Securities and Exchange Commission
Page 8

private placement (and the shares of Common Stock underlying such Private Warrants) without registration under the Securities Act.

12. PLEASE REVISE THE REFERENCE TO "CERTAIN ACTIVITIES" THAT OFFICERS, DIRECTORS, AND THEIR AFFILIATES MAY BE REIMBURSED FOR THE EXPENSES TO STATE THE SPECIFIC ACTIVITIES THAT MAY BE REIMBURSED.

        The Registrant has revised the "certain activities" disclosure in the prospectus summary and elsewhere to clarify that the individuals will be reimbursed solely in connection with the identification and investigation of potential business targets and business combinations.

13. WE NOTE THE STATEMENT THAT THE ABILITY OF THE OFFICERS AND DIRECTORS TO REMAIN AFTER THE BUSINESS COMBINATION WILL NOT BE THE DETERMINING FACTOR. CLARIFY THAT IS MAY BE ONE OF THE DETERMINING FACTORS AND DISCUSS THE POTENTIAL CONFLICTS OF INTEREST THAT MAY ARISE.

        The Registrant has revised the disclosure to clarify that retention of the Registrant's current executive officers and directors following the business combination may be a factor in the decision to proceed with the transaction. The Registrant also notes the existing disclosure in "Management - Conflicts of Interest," which describes this potential conflict of interest (final bullet point of the list of six conflicts on page 54).

14. ON PAGE 9 YOU STATE THAT "[I]NVESTORS IN THIS OFFERING THAT DO NOT SUBSEQUENTLY SELL, OR WHO RECEIVE LESS THAN $6.00 FOR THE WARRANTS INCLUDED IN THE UNITS ... MAY HAVE A DISINCENTIVE TO EXERCISE THEIR CONVERSION RIGHTS BECAUSE THE AMOUNT THEY WOULD RECEIVE UPON CONVERSION COULD BE LESS THAN THEIR ORIGINAL OR ADJUSTED PURCHASE PRICE." PLEASE CLARIFY THE MEANING AND PURPOSE OF THIS DISCLOSURE TO THE STAFF. IN THIS REGARD, WE NOTE THAT WARRANT HOLDERS DO NOT HAVE CONVERSION RIGHTS.

        The Registrant has revised this disclosure on pages 9 and 41 to correctly state the circumstances under which there would be a disincentive to exercise conversion rights.

15. WE NOTE YOUR PAGE 9 DISCLOSURE THAT YOU "VIEW THE PROCEDURES GOVERNING THE APPROVAL OF [Y]OUR INITIAL BUSINESS COMBINATION, EACH OF WHICH ARE SET FORTH IN [Y]OUR CERTIFICATE OF INCORPORATION, AS OBLIGATIONS TO [Y]OUR PUBLIC STOCKHOLDERS" AND THAT YOU WILL NOT SEEK THEIR AMENDMENT. IN APPROPRIATE SECTIONS THROUGHOUT YOUR DOCUMENT, PLEASE REVISE TO SPECIFICALLY NAME THOSE PROCEDURES COVERED BY THIS STATEMENT, AND STATE THE ARTICLE IN WHICH THEY ARE LOCATED IN YOUR CERTIFICATE OF INCORPORATION. IN ADDITION, PLEASE SPECIFICALLY STATE THAT THESE OBLIGATIONS ARE "TERMS OF YOUR OFFERING."

        The Registrant has revised this disclosure to cite to the specific article of its Certificate of Incorporation and to state that these procedures are part of the terms of the offering. The Registrant respectfully submits to the Staff that it is not necessary to specifically name these procedures, as requested in the Staff's comment, because these

Securities and Exchange Commission
Page 9

procedures (e.g., proceeding with a business combination only if less than 20% of the shares are converted) are already described immediately above the revised disclosure and elsewhere in the prospectus.

16. PLEASE REVISE THE REFERENCE TO "CERTAIN LIMITED EXCEPTIONS" TO THE ABILITY TO TRANSFER SHARES FROM ESCROW TO SPECIFY THESE LIMITED EXCEPTIONS.

        The Registrant respectfully submits to the Staff that the significant limited exceptions to the transfer restrictions are already set forth in the immediately following disclosure ("transfers to family members and trusts for estate planning purposes and upon death").

RISK FACTORS, PAGE 12
---------------------

17. PLEASE REVISE RISK FACTOR EIGHT TO DISCUSS THE RISK TO THE COMPANY AND/OR INVESTORS.

        The Registrant has revised the disclosure to specify the risk that the interest may be insufficient to fund the consummation of a business combination transaction. Please see page 16.

18. SINCE YOU DISCLOSE IN THE SUMMARY THAT YOU ANTICIPATE YOUR CURRENT OFFICERS AND DIRECTORS PLAN TO STAY WITH THE COMPANY FOLLOWING A BUSINESS COMBINATION, PLEASE REVISE THE FOCUS OF RISK FACTOR 10 TO CLEARLY STATE THE RISKS, INCLUDING POTENTIAL CONFLICTS OF INTEREST. CLEARLY STATE THOSE OFFICERS AND DIRECTORS THAT PLAN TO STAY WITH THE COMPANY FOLLOWING A BUSINESS COMBINATION.

        The Registrant has revised this risk factor, as noted in the response to Comment No. 13 above, to reiterate the conflict of interest that retention of management could be a factor in the Registrant's decision to proceed with a business combination. Also as noted in the response to Comment No. 13 above, the existing disclosure in "Management - Conflicts of Interest" notes this potential conflict. The Registrant respectfully submits to the Staff that it is not possible at this stage to specifically state which officers and directors plan to remain with the Registrant. As disclosed in this risk factor and elsewhere, it is the intention that all officers and directors will remain with the Registrant, but whether this occurs will depend on negotiations that take place in the context of the business combination.

19. CLEARLY DISCLOSE IN RISK FACTOR 13 ANY CURRENT AFFILIATIONS WITH COMPANIES IN THE ENTERTAINMENT, MEDIA AND COMMUNICATIONS INDUSTRIES BY EXISTING STOCKHOLDERS THAT MAY BE CONSIDERED A POTENTIAL TARGET BUSINESS. DISCLOSE WHETHER THE EXISTING STOCKHOLDERS ARE AWARE OF ANY POTENTIAL OPPORTUNITIES WITH THESE AFFILIATED COMPANIES. ALSO, PLEASE EXPLAIN THOSE CIRCUMSTANCES THAT MAY RESULT IN THE COMPANY CONSIDERING AN AFFILIATED BUSINESS. FOR INSTANCE, WILL THEY BE CONSIDERED IN THE INITIAL SEARCH OR ONLY AFTER OTHER SEARCHES HAVE NOT FOUND A POTENTIAL TARGET BUSINESS? WE MAY HAVE FURTHER COMMENT.

Securities and Exchange Commission
Page 10

        The Registrant has expanded on this risk factor in response to the Staff's comment. Please see page 19.

20. WE NOTE THAT YOU ARE RELYING UPON AN EXEMPTION IN ISSUING THE WARRANTS TO EXISTING STOCKHOLDERS IN THE PRIVATE PLACEMENT. PLEASE REVISE TO INCLUDE A RISK FACTOR TO ADDRESS THE POSSIBILITY THAT THE OFFERING COULD BE CONSIDERED A GENERAL SOLICITATION WITH RESPECT TO THE NOTED PRIVATE PLACEMENT. IN DOING SO, REVISE TO DISCUSS ANY POTENTIAL LIABILITIES ATTACHED TO SUCH POSSIBILITY.

        The Registrant respectfully submits to the Staff that it believes that it has not engaged in a "general solicitation" within the meaning of Rule 502(c) promulgated under the Securities Act in connection with its concurrent private placement of Warrants and, therefore, it should not be required to include the risk factor referred to in the above comment by the Staff.

        Rule 502(c) under the Securities Act states that "neither the issuer nor any person acting on its behalf shall offer or sell the securities by any form of general solicitation or general advertising, including, but not limited to, the following: (1) any advertisement, article, notice or other communication published in any newspaper, magazine, or similar media or broadcast over television or radio; and (2) any seminar or meeting whose attendees have been invited by any general solicitation or general advertising." The Staff has stated that the legal analysis required by Rule 502(c) can be divided into two separate inquiries:

        "First, is the communication in question a general solicitation or general advertisement? Second, if it is, is it being used by the issuer or someone on the issuer's behalf to offer or sell the securities? If either question can be answered in the negative, then the issuer will not be in violation of Rule 502(c)." (Sec. Act Release No. 33-6455, at 2637-13 (March 3,
        1983))

        The Registrant believes that the filing of Amendment No. 2 with the Commission under the Securities Act on May 11, 2006, which was the first filing that contained information with regard to a concurrent private placement of Private Warrants (because prior to the restructuring of the Offering in March/April 2006 as discussed in detail in the response to Comment No. 30, no such private placement was contemplated by the Registrant), does not constitute a general solicitation or general advertisement within the meaning of Rule 502(c). The Registration Statement is not an "advertisement, article, notice or other communication published in any newspaper, magazine or similar media or broadcast over television." The Registration Statement was filed with the Commission via the Commission's EDGAR system pursuant to (and as required by) the registration requirements of the Securities Act. That is, the Registrant was required to make the filing of Amendment No. 2 under the Securities Act in connection with the Offering and to disclose the details of the concurrent private placement in accordance with Federal securities laws and Form S-1. Therefore, the Registrant believes that the Registration Statement, in itself, is not a general solicitation or general advertisement for purposes of Rule 502(c).

Securities and Exchange Commission
Page 11

        Even if the Registration Statement is considered a general solicitation or general advertisement by the Staff, it clearly is not being used by either the Registrant or anyone on its behalf to offer or sell the Private Warrants being sold in the concurrent private placement. As discussed in detail in the Registrant's response to Comment Nos. 30 and 38 below, the only parties who were purchasing the Private Warrants in the concurrent private placement at the time Amendment No. 2 was filed with the Commission on May 11, 2006 had already entered into binding subscription agreements (effective April 25 and April 27, 2006) with the Registrant prior to such date in which such purchasers had irrevocably agreed to purchase Private Warrants subject to one remaining condition - the Commission declaring the Registration Statement effective. Accordingly, the only potential investors in the concurrent private placement were the existing stockholders of the Registrant, who had already irrevocably bound themselves to purchase Private Warrants in the private placement prior to the time Amendment No. 2 was filed (and prior to the time the concurrent private placement of Private Warrants was disclosed on the EDGAR system).

        As discussed in detail in the Registrant's response to Comment No. 11 above and in Comment No. 30 below, even though Astor Asset Management is no longer purchasing Private Warrants in the private placement to be completed concurrently with the Offering, and has, effective as of April 26, 2006, executed a letter agreement terminating its Warrant subscription agreement, dated April 25, 2005 and, as a result thereof, effective as of August 3, 2006, the Hearst Corporation ("Hearst") has agreed to participate in the concurrent private placement of Private Warrants (and commit $1,300,000 to purchase Private Warrants in the private placement), which subscription agreement was entered into after the filing of Amendment No. 2, effective as of August 3, 2006, neither the Registrant nor anyone on its behalf used Amendment No. 2 to solicit Hearst to participate in the private placement of Private Warrants. As discussed in the Registrant's response to Comment Nos. 30 and 34 below, although representatives of Hearst and Herbert Granath, the Registrant's Chairman of the Board and Chief Executive Officer, and Bruce Maggin, the Registrant's Executive Vice President and Secretary, first held discussions concerning Hearst's desire to purchase Offering Units in the Offering between March and April 2006, representatives of Hearst only had access to Amendment No. 1 from the SEC's EDGAR system (which did not contemplate a concurrent private placement of Private Warrants). As further discussed in the Registrant's responses to those comments, such representatives of Hearst and Messrs. Granath and Maggin had known each other for many years as a result of various business ventures involving both Hearst and Disney/ABC International ("Disney/ABC") during Messrs. Granath's and Maggin's tenure at Disney/ABC. Although Amendment No. 2 had been filed with the Commission at the time Messrs. Granath and Maggin and representatives of the underwriters approached Hearst regarding the possible participation by Hearst in the concurrent private placement of Private Warrants, no copies of Amendment No. 2 were delivered by representatives of the Registrant or the underwriters to Hearst in connection with such discussions. Rather, it was only through Messrs. Granath's and Maggin's longstanding prior business relationship with certain executives of Hearst during Messrs. Granath's and Maggin's tenure at Disney/ABC that such executives of Hearst were contacted by Messrs. Granath and Maggin and representatives of the underwriters and the

Securities and Exchange Commission
Page 12

opportunity for them to participate in the private placement of Warrants was presented to Hearst. Again, at no time was Amendment No. 2 or any other written materials of any kind furnished to Hearst in connection with Messrs. Granath's and Maggin's and the underwriters' discussions with them concerning the private placement of Private Warrants. The Registrant respectfully refers the Staff to the discussion contained in the response to Comment No. 30 below for the identification of the executives of Hearst who were contacted in this regard.

        Because Hearst has now committed to purchase $1,300,000 Private Warrants in the concurrent private placement (and has executed a Private Warrant subscription agreement, dated as of August 3, 2006, irrevocably binding itself to do so), and because the full amount of $1,800,000 of Private Warrants has been fully and irrevocably subscribed for and the Registrant will not increase the size of the concurrent private placement of Private Warrants or receive or accept any other subscriptions therefor, the Registration Statement cannot and will not be used either by the Registrant or anyone on the Registrant's behalf to sell Private Warrants in the concurrent private placement which, for all purposes, is deemed to be closed and subject to only one remaining condition -- the effectiveness of the Registration Statement -- which condition is now completely outside the control of those who have subscribed to purchase Private Warrants in the concurrent private placement.

        Therefore, for all of the foregoing reasons, the Registrant should not be required to include the risk factor referred to in the above comment by the Staff in the Registration Statement.

21. PLEASE CLARIFY THE TEXT OF RISK FACTOR 24. IN PARTICULAR, THE THIRD BULLET POINT SHOULD BE REVISED TO REFLECT THE FACT THAT THERE ARE TWO INDEPENDENT REQUIREMENTS WHICH MUST BE SATISFIED IN ORDER TO CONSUMMATE A MERGER. IN ADDITION, PLEASE DISCLOSE THE "CERTAIN AMOUNT OF THE NET PROCEEDS" OF THE OFFERING TO BE PLACED IN TRUST, AND "THE TIME PERIODS SPECIFIED IN THIS PROSPECTUS" IN YOUR DISCUSSION HERE.

        The Registrant has complied with the Staff's request to revise this risk factor on page 23 of Amendment No. 3.

22. PLEASE REVISE HEADING TO RISK FACTOR 27: "IF OUR EXISTING STOCKHOLDERS EXERCISE THEIR REGISTRATION RIGHTS ..." TO CLARIFY THE IMPACT SUCH REGISTRATION WOULD HAVE ON YOUR STOCK PRICE, AND, IF APPLICABLE, YOUR WARRANT AND UNIT PRICES.

        The Registrant has complied with the Staff's request to revise the heading to this risk factor on page 24 of Amendment No. 3.

USE OF PROCEEDS, PAGE 24
------------------------

23. PLEASE INCLUDE A SEPARATE LINE ITEM IN YOUR TABULAR PRESENTATION TO REFLECT YOUR ANTICIPATED REPAYMENT OF $200,000 IN LOANS TO OFFICERS AND DIRECTORS. IN ADDITION, PLEASE CLARIFY WHETHER THESE LOANS HAVE ANY RIGHTS OR CLAIMS AGAINST

Securities and Exchange Commission
Page 13

        THE TRUST ACCOUNT. IN THIS RESPECT IT WOULD APPEAR THAT THE LOANS ARE REPAYABLE WHEN THE INITIAL PUBLIC OFFERING IS CONSUMMATED AND THAT A FAILURE TO PAY SUCH AMOUNT ON SAID DATE WOULD BE A DEFAULT.

        The Registrant has clarified in footnote (2) that the loans will be repaid from the funds not being held in the trust account on page 27 of Amendment No. 3.

24. PLEASE DISCLOSE IN THE USE OF PROCEEDS TABLE HOW YOU PLAN TO USE THE $100,000 THAT WILL NOT BE HELD IN TRUST AND THAT IS IN ADDITION TO THE $2.34 MILLION IN INTEREST.

        The Registrant has disclosed in footnote (7) that the amount not held in trust will be used for general working capital purposes on page 27 of Amendment No. 3.

25. WE NOTE THE STATEMENT THAT THE USE OF PROCEEDS, AS STATED IN THE TABLE ON PAGE 24, ARE ESTIMATES ONLY AND THE ACTUAL EXPENDITURES MAY DIFFER SUBSTANTIALLY FROM THESE AMOUNTS. PLEASE REVISE THIS SECTION TO CLEARLY DISCUSS THE SPECIFIC CIRCUMSTANCES THAT WOULD REQUIRE MANAGEMENT TO ALTER THE USE OF PROCEEDS FROM THIS OFFERING AND DISCUSS SPECIFIC ALTERNATIVES TO THE CURRENTLY STATED USES. PLEASE REFER TO INSTRUCTION 7 TO ITEM 504 OF REGULATION S-K FOR GUIDANCE.

        The Registrant has deleted the statement regarding the difference between estimated use of proceeds and actual expenditures on page 27 of Amendment No. 3.

26. WE NOTE THAT THE COMPANY CONTEMPLATES MEETING ITS WORKING CAPITAL REQUIREMENTS LARGELY FROM THE INTEREST EARNED ON THE TRUST ACCOUNT. PLEASE INCLUDE A DISCUSSION OF WHETHER MANAGEMENT BELIEVES THAT THE INTEREST EARNED AND MADE AVAILABLE WILL BE SUFFICIENT IN AMOUNT AND TIMING TO ALLOW THE COMPANY TO PURSUE ITS BUSINESS OBJECTIVES.

        The Registrant has inserted a statement that it believes that the interest being used for working capital will be sufficient to meet its needs and that the payment in monthly installments will not impede its ability to pursue our business objectives on page 29 of Amendment No. 3.

27. PLEASE CLARIFY YOUR STATEMENT ON PAGE 25 THAT "[U]PON THE CONSUMMATION OF AN INITIAL BUSINESS COMBINATION, THE DEFERRED PORTION OF THE UNDERWRITING DISCOUNT AND THE FULL AMOUNT OF THE REPRESENTATIVE'S NON-ACCOUNTABLE EXPENSE ALLOWANCE WILL BE RELEASED...LESS APPROXIMATELY $7.46 ..."

        The Registrant has revised the referenced disclosure in response to the Staff's comment.

DILUTION, PAGE 29
-----------------

28. PLEASE EXPLAIN HOW THE UNDERWRITING EXPENSES OF $2,700,000 THAT HAVE BEEN DEFERRED PENDING A BUSINESS COMBINATION HAVE BEEN TREATED IN THE NUMERATOR

Securities and Exchange Commission
Page 14

        OF YOUR PRO FORMA NET TANGIBLE BOOK VALUE CALCULATION. BASED ON FOOTNOTE 3 ON PAGE 24, IT APPEARS THESE EXPENSES HAVE NOT BEEN DEDUCTED IN THE CALCULATION OF $86.7 MILLION IN NET PROCEEDS. IF SO, THEN IT WOULD APPEAR THIS AMOUNT SHOULD BE DEDUCTED IN YOUR CALCULATION OF PRO FORMA NET TANGIBLE BOOK VALUE ON PAGE 29. PLEASE REVISE ACCORDINGLY.

        The underwriting expenses of $2,700,000 that have been deferred pending a business combination are excluded in the calculation of the proceeds from the offering in the numerator. The disclosure under Dilution on page 31 of Amendment No. 3 has been revised to reflect the deduction of underwriting and non-accountable expenses of approximately $4,220,000, which is exclusive of the deferred portion. The Registrant does not believe the deferred portion should be included in this amount since the dilution shows the Registrant's net tangible book value immediately following the offering at which time the deferred portion is not due and will not be payable unless a business combination is in effect.

EXECUTIVE COMPENSATION, PAGE 48
-------------------------------

29. PLEASE SPECIFY THE NUMBER OF OPTIONS GRANTED TO YOUR MANAGEMENT AND DIRECTORS WITHIN THE TEXT OF THIS RELATED PARAGRAPH. IN ADDITION, PLEASE STATE THE VALUE OF THESE OPTIONS AND DISCLOSE THEIR CLASSIFICATION.

        The Registrant has revised this section on page 51 of Amendment No. 3 to disclose the stock option grants and their value and classification.

CERTAIN TRANSACTIONS. PAGE 54
-----------------------------

30. THE COMPANY APPEARS TO BE STYLING THE APRIL 2006 STOCK PURCHASES BY MESSRS. WEDEN, ROSKIN AND REILLY AS TRANSFERS BETWEEN PRIVATE PARTIES. HOWEVER, YOU ALSO INDICATE THAT "[T]HE PRIVATE TRANSFERS WERE MADE IN CONSIDERATION OF THE COMMITMENT OF EACH OF MESSRS. WEDEN, ROSKIN, AND REILLY TO PURCHASE EXISTING STOCKHOLDERS' WARRANTS SIMULTANEOUSLY WITH THE CONSUMMATION OF THIS OFFERING." AS THE WARRANT PURCHASES WILL BE DIRECTLY FROM THE COMPANY, AND DO NOT APPEAR DESIGNED TO BENEFIT THE EXISTING SHAREHOLDERS DIRECTLY, PLEASE CLARIFY WHY TREATING THIS TRANSACTION AS A PRIVATE TRANSFER IS THE MOST APPROPRIATE TREATMENT. DISCLOSE THE EXEMPTION RELIED UPON IN THE SALE OF THE SHARES. DISCUSS THE APPLICABILITY OF THE KEN WORM LETTER TO THIS TRANSACTION. WE MAY HAVE FURTHER COMMENT. THIS COMMENT IS EQUALLY APPLICABLE TO THE OTHER TRANSFERS DESCRIBED ON PAGE 54.

        As detailed in the Registration Statement, on August 25, 2005, the Registrant initially issued to its executive officers, Messrs. Hebert Granath, Harvey Seslowsky, Robert Clauser and Bruce Maggin, an aggregate of 3,750,000 shares of Common Stock, representing 100% of the pre-Offering outstanding shares of Common Stock and, giving effect to the Offering as originally structured, would have represented 20% of the outstanding shares of Common Stock immediately following consummation of the Offering. Based on information supplied by the underwriters to the Registrant, the

Securities and Exchange Commission
Page 15

Registrant believes that substantially all of the blank check companies that have recently completed initial public offerings have had similar capital structures which resulted in existing stockholders (i.e., pre-IPO stockholders) owning 20% of the outstanding shares of common stock immediately following the IPO and giving effect to the sale of units to the public. As discussed in our letter to the Staff dated May 11, 2006, which was filed with the Commission together with Amendment No. 2, the Registrant and the underwriters determined in March/April 2006 to restructure the Offering and, in connection therewith, the number of Offering Units to be offered in the Offering was reduced from 15,000,000 to 11,250,000, with each Offering Unit consisting of one share of Common Stock and one Warrant (as opposed to two originally included in the Offering Units). Conforming changes were also made to the Over-Allotment Units and the Purchase Option Units, and Amendment No. 2 reflected all of these changes. Because the total number of shares of Common Stock that would be offered to the public in this Offering was reduced as a result of this restructuring, the number of currently outstanding shares of Common Stock being held by existing stockholders of the Registrant needed to be concomitantly reduced by 937,500 to maintain the equity ownership interest of the Registrant's existing stockholders at 20% of the total outstanding shares of Common Stock after giving effect to the issuance of 11,250,000 Offering Units in the Offering. Accordingly, effective April 25, 2006, each of Messrs. Granath, Seslowsky, Clauser and Maggin, the original existing stockholders of the Registrant, contributed to the Registrant, at no cost, 234,275 shares of Common Stock (collectively a total of 937,500 shares), effectively increasing the average purchase price per share of Common Stock from $0.0067 to $0.0089. This resulted in the existing stockholders of the Registrant collectively owning 2,812,500 shares of Common Stock which, giving effect to the Offering as restructured, would equal 20% of the outstanding shares of Common Stock immediately following consummation of the Offering.

        As in the case of many recent initial public offerings of blank check companies, as part of the restructuring of the Offering, the underwriters and the Registrant's existing stockholders agreed that the Registrant's existing stockholders would commit to purchase warrants having an aggregate value equal to 2% of the $90,000,000 total gross proceeds being raised in the Offering (i.e., $1,800,000 of warrants) (the "Private Warrants"). These purchases would occur on a private placement basis simultaneously with the consummation of the Offering of Offering Units to the public, with all of the proceeds received by the Registrant from these purchases being placed in the trust account for the benefit of the public stockholders. According to information supplied by the underwriters to the Registrant relating to a number of recently completed initial public offerings of blank check companies, this structure was in line with many of such offerings with some minor variations (e.g., some offering were structured to have management purchasing units as opposed to warrants only). The Registrant respectfully refers the Staff to Exhibit I attached to this letter which sets forth the information that the Registrant's management considered in determining the structure of the concurrent private placement of Private Warrants. The underwriters informed the Registrant's existing stockholders that the marketability of the Offering Units would be significantly diminished and that the Offering would likely not be completed if the Registrant's existing stockholders did not commit equity to the Registrant equal to 2% of the gross proceeds of the Offering

Securities and Exchange Commission
Page 16

through the private placement of Private Warrants as discussed above. (The Registrant respectfully refers the Staff to the Registrant's response to Comment No. 38 for a detailed discussion as to the purpose of the concurrent private placement of private Warrants and the contrast thereof to the sole, capital-raising purpose of this Offering.) Therefore, the decision was made by the Registrant's management and the underwriters to require the Registrant's existing stockholders to purchase $1,800,000 of Private Warrants at a price of $1.00 per Private Warrant. The price per share for the Private Warrants was determined based solely on the survey of recently completed initial public offerings of blank check companies in which management of the issuers were purchasing warrants or units simultaneously with the completion of the offering on a private placement basis, in which the price per warrant ranged from $0.65 per warrant to $1.20. Again, the Registrant respectfully refers the Staff to
Exhibit I attached to this letter for related information.

        (As set forth below, as a result of the decision of the Registrant and the underwriters in late June 2006 to reduce the overall size of the Offering from $90,000,000 to $72,000,000, and the subsequent agreement of Hearst to contribute additional equity to the concurrent private placement of Private Warrants, the concurrent private placement of Private Warrants now represents 2.5% of the total gross proceeds of the Offering.)

        The Registrant's existing stockholders at the time, Messrs. Granath, Seslowsky, Clauser and Maggin, were not in a position to collectively contribute $1,800,000 to fund the private purchase of Private Warrants as described above. It was determined by such existing stockholders that they would collectively contribute $400,000 of such funds (with a portion of such funds coming from the repayment at the closing of the Offering of a $200,000 interest-free loan made by the Registrant's executive officers to cover Offering expenses, and the balance coming directly from the Registrant's executives), but that the remaining $1,400,000 of such funds would need to be contributed by additional persons or entities. It was then determined that Messrs. Richard Weden, an existing independent director of the Registrant who had been a director since August 2005, William Roskin and Edward Reilly, both of whom were existing independent directors of the Registrant who had recently been appointed to the board in early April 2006, Joseph Tirinato, a former director of the Registrant (who resigned from the board prior to the initial filing of the Registration Statement in August 2005), and Benjamin Maggin and Daniel Maggin, the adult sons of Bruce Maggin, an executive officer of the Registrant since August 2005, would collectively contribute $300,000 of such funds. As an incentive to each of these individuals to contribute funds to the concurrent private placement of Private Warrants, the Registrant's existing stockholders determined to privately resell a DE MINIMIS amount of the outstanding shares of Common Stock currently held by them (i.e., an aggregate of 30,000 shares, or approximately 1.06%, of the 2,812,500 shares outstanding at the time (giving effect to the contribution back to the Registrant of 937,500 shares)) to each of these individuals, effective April 25, 2006, so that they could all participate in the private placement together as "existing stockholders" of the Registrant. There was no other purpose for such private resales of outstanding Common Stock to these individuals. The private resale of shares of Common Stock from

Securities and Exchange Commission
Page 17

the Registrant's existing stockholders to each of Messrs. Weden, Roskin and Reilly was not made in connection with (or as compensation for) their appointment to the board of directors of the Registrant. The private transfers were made to Messrs. Weden, Roskin, Reilly, Tirinato, Benjamin Maggin and Daniel Maggin at the same price per share that each of Messrs. Granath, Seslowsky, Clauser and Bruce Maggin paid for their shares. Each of Messrs. Weden, Roskin, Reilly, Tirinato, Benjamin Maggin and Daniel Maggin executed a Warrant subscription agreement and insider letter agreement, each of which was filed with Amendment No. 2. Accordingly, with the commitment from each of the foregoing individuals, an additional contribution of $1,100,000 was needed to enable the private placement of a total of $1,800,000 Warrants.

        In mid-April 2006, Ladenburg advised the Registrant's existing stockholders that Astor, with whom Ladenburg was familiar through prior business dealings, had obtained a copy of Amendment No. 1 from the SEC's EDGAR system (i.e., before the Offering was restructured and before a concurrent private placement of Private Warrants was structured and effected, the terms of which were not included in the Registration Statement until Amendment No. 2) and had expressed to Ladenburg an interest in purchasing Offering Units in the Offering. At that time, Ladenburg, who was already familiar with Astor's status as an institutional "accredited investor" (as such term is defined in Rule 501 of Regulation D promulgated under the Securities Act) through prior transactions in which the two firms had worked together, inquired as to whether Astor would be willing to participate in the private placement of Private Warrants and commit $1,100,000 to do so. Astor advised Ladenburg that it would participate in the private placement of Private Warrants and agree to commit $1,100,000 to do so, provided that it would receive "founders shares" as an incentive to participate in such purchase as an "existing stockholder" of the Registrant. Furthermore, Astor advised Ladenburg that it would agree to "lock-up" its Private Warrants only until 90 days after the consummation of the Offering or such earlier date as the Private Warrants included in the Offering Units sold in the Offering begin separate trading (as opposed to 90 days after the completion of an initial business combination, which was the duration of the lock-up agreed to by each of the other existing stockholders of the Registrant). Ladenburg presented this opportunity to the Registrant's management, who agreed to have Astor participate together with the other existing stockholders and to privately resell an aggregate of 106,000 outstanding shares of Common Stock (representing approximately 3.77% of the 2,812,500 shares outstanding at the time (giving effect to the contribution back to the Registrant of 937,500 shares)) to Astor as an incentive therefor. Accordingly, effective April 25, 2006, each of Messrs. Granath, Seslowsky, Clauser and Maggin privately sold an aggregate of 106,000 shares of Common Stock to Astor, and Astor executed a Warrant subscription agreement and insider letter agreement, each of which was filed with Amendment No. 2. The private transfers were made to Astor at the same price per share that each of Messrs. Granath, Seslowsky, Clauser and Maggin paid for their shares. As a result of Astor's commitment, all of the existing stockholders of the Registrant as of April 25, 2006 had agreed to commit an aggregate of $1,800,000 to purchase Private Warrants in the concurrent private placement, and Amendment No. 2 reflected such facts accordingly.

Securities and Exchange Commission
Page 18

        Between March and April 2006, after obtaining a copy of Amendment No. 1 from the SEC's EDGAR system, Victor F. Ganzi, the President and Chief Executive Officer of Hearst, one of the nation's largest diversified communications companies, and Ronald J. Doerfler, the Senior Vice President and Chief Financial Officer of Hearst, contacted Herbert Granath, the Registrant's Chairman of the Board and Chief Executive Officer, and Bruce Maggin, the Registrant's Executive Vice President and Secretary, regarding the Offering. Messrs. Granath, Maggin, Ganzi and Doerfler had known each other for many years as a result of various business ventures involving both Hearst and Disney/ABC during Messrs. Granath's and Maggin's tenure at Disney/ABC. At that time, Messrs. Ganzi and Doerfler expressed to Messrs. Granath and Maggin Hearst's interest in purchasing Offering Units in the Offering. Messrs. Granath and Maggin did not discuss the Offering or any proposed participation of Hearst therein with representatives of Hearst at that time. Subsequent to that discussion, Mr. Granath related Hearst's interest in purchasing Offering Units in the Offering to both Ladenburg and Jesup & Lamont Securities Corporation ("Jesup"). Mr. Granath then asked Messrs. Ganzi and Doerfler to contact representatives of Jesup directly. Subsequently, Messrs. Ganzi and Doerfler and representatives of Jesup had a conference, during which Messrs. Ganzi and Doerfler related Hearst's desire to purchase Offering Units in the Offering on the same terms as the Offering Units would be sold to the general public. Apart from Hearst's oral expression of interest in purchasing Offering Units in the Offering, no further discussions concerning the Offering or Hearst's potential participation in the Offering were had at that time. After that discussion, the underwriters determined to reserve up to 10% of the Offering Units being offered to the public in the Offering, for sale to Hearst on the same terms as the Offering Units would be sold to the general public.

        In late May 2006, Mr. Granath approached representatives of Ladenburg and Jesup and proposed that Hearst be approached to determine Hearst's willingness to participate in the concurrent private placement of Private Warrants. Mr. Granath suggested that Hearst be approached in this manner because he believed that Hearst would likely be willing to participate in the concurrent private placement of Private Warrants on exactly the same basis (and subject to the same restrictions, including the lock-up) as each of the other existing stockholders of the Registrant (other than Astor) were participating in the private placement. The parties believed that it would be much more preferable, both from a marketing standpoint as well as from a business perspective, to have all of the Registrant's existing stockholders participate in the private placement of Private Warrants on exactly the same basis and subject to exactly the same restrictions, lock-up agreements, registration rights and other terms, and that it would be worthwhile to approach Hearst in this regard. Mr. Granath had not had any conversations with representatives of Hearst concerning the potential participation by Hearst in the concurrent private placement, but believed they would likely be receptive to the opportunity based solely on his prior dealings (and longstanding relationship) with Messrs. Ganzi and Doerfler. Furthermore, the parties were well familiar with Hearst's status as a large institutional "accredited investor" (as defined in Rule 501 under the Securities
Act) based, in large part, on the longstanding prior business dealings Mr. Granath had had with Hearst during his tenure at Disney/ABC and, therefore, were very

Securities and Exchange Commission
Page 19

comfortable approaching Hearst privately in this regard given the context of the concurrent private placement of Private Warrants (see the response to Comment No. 38 below).

        Accordingly, representatives of Jesup then contacted Mr. Doerfler and asked whether Hearst would be interested in participating in the concurrent private placement of Private Warrants on exactly the same basis (and subject to the same restrictions, including the lock-up) as each of the other existing stockholders of the Registrant (other than Astor) were participating in the private placement. Representatives of Jesup advised Mr. Doerfler orally regarding the terms of the concurrent private placement of Private Warrants. No written materials were furnished to Hearst at such time and no further discussions were had between Hearst and the Registrant (or any of its existing stockholders), Ladenburg and Jesup concerning the Offering or the concurrent private placement of Private Warrants. Subsequently, Mr. Doerfler then contacted representatives of Jesup and stated that Hearst would be willing to commit $1,100,000 to purchase Private Warrants in the concurrent private placement and (unlike Astor) would agree to "lock-up" the Private Warrants (and the underlying shares of Common Stock) until 90 days after consummation of the Registrant's initial business combination (as opposed to 90 days after consummation of the Offering or such earlier time as the Warrants included in the Offering Units begin separate trading, which Astor had agreed to). At that time, representatives of Ladenburg and Jesup and the Registrant's management all agreed that representatives of Ladenburg should contact representatives of Astor and request that Astor agree to rescind and void the purchase of an aggregate of 106,000 shares of Common Stock from Messrs. Granath, Seslowsky, Clauser and Maggin, and to terminate Astor's letter agreement, dated April 25, 2006, and Astor's Warrant subscription agreement, dated April 25, 2005.

        In addition, in mid-June 2006, after receipt of the Comment Letter, and after discussions between representatives of the Registrant's counsel, Greenberg Traurig, LLP ("GT") and Mr. Jay Williamson of the Staff, the Registrant's management and the underwriters further determined, after consultation with GT, that it would be advisable to have each of Messrs. Weden, Roskin and Reilly, representing all of the Registrant's independent directors, as well as Mr. Tirinato, Benjamin Maggin and Daniel Maggin, rescind and void their purchase of an aggregate of 30,000 shares of Common Stock which they had purchased from Messrs. Granath, Seslowsky, Clauser and Maggin on April 25, 2006. Each of Messrs. Weden, Roskin, Reilly, Tirinato and Benjamin Maggin and Daniel Maggin executed a letter agreement, effective April 26, 2006, in which they agreed to rescind and void the purchase of an aggregate of 30,000 shares of Common Stock from Messrs. Granath, Seslowsky, Clauser and Maggin, and to terminate their letter agreements, dated April 25, 2006, and their Warrant subscription agreements, dated April 25, 2005 (such agreements have been deleted from the list of Exhibits in Amendment No. 3 as they are no longer effective and binding). 30,000 shares of Common Stock were thereupon returned from such individuals to Messrs. Granath, Seslowsky, Clauser and Maggin, pro rata.

Securities and Exchange Commission
Page 20

        The Registrant respectfully refers the Staff to the response to Comment No. 38 below for a detailed discussion of the reasons for management's determination to have the Registrant's three independent directors and non-executive officer stockholders (other than Hearst) rescind and void their private purchase of shares of Common Stock discussed above. For purposes of this discussion, the primary reason was to extricate the three independent directors (constituting a majority of the Registrant's board of directors) from the concurrent private placement of Private Warrants. As a result, the only remaining condition to consummation of the private offering of Private Warrants -- the effectiveness of the Registration Statement -- is now completely outside the control of the parties that will be purchasing Private Warrants in the concurrent private placement (i.e., the executive officers of the Registrant and Hearst) and is in the control of the Registrant's independent (and disinterested) directors (Messrs. Weden, Roskin and Reilly).

        Accordingly, representatives of Jesup then contacted Mr. Doerfler and asked whether Hearst would commit an additional $200,000 (the aggregate amount previously being committed by Messrs. Weden, Roskin and Reilly) to the private placement of Private Warrants. Mr. Doerfler stated that Hearst would agree to commit a total of $1,300,000 to the private placement of Private Warrants.

        Representatives of Ladenburg then contacted representatives of Astor regarding the foregoing and, effective April 26, 2006, Astor executed a letter agreement in which Astor agreed to rescind and void the purchase of an aggregate of 106,000 shares of Common Stock from Messrs. Granath, Seslowsky, Clauser and Maggin, and to terminate Astor's letter agreement, dated April 25, 2006, and Astor's Warrant subscription agreement, dated April 25, 2005 (such agreements have been deleted from the list of Exhibits in Amendment No. 3 as they are no longer effective and binding). 106,000 shares of Common Stock were thereupon returned from Astor to Messrs. Granath, Seslowsky, Clauser and Maggin, pro rata.

        As discussed above, in late June 2006, the Registrant and the underwriters determined to reduce the overall size of the Offering from $90,000,000 to $72,000,000 and, as a result, the number of Offering Units to be offered in the Offering was further reduced from 11,250,000 to 9,000,000. Conforming changes were also made to the Over-Allotment Units and the Purchase Option Units. Because the total number of shares of Common Stock that would be offered to the public in this Offering was reduced as a result of this reduction in the size of the Offering, the number of currently outstanding shares of Common Stock being held by existing stockholders of the Registrant needed to be concomitantly further reduced by 562,500 to maintain the equity ownership interest of the Registrant's existing stockholders at 20% of the total outstanding shares of Common Stock after giving effect to the issuance of 9,000,000 Offering Units in the Offering. Accordingly, effective June 26, 2006, each of the Registrant's existing stockholders, collectively contributed to the Registrant, at no cost, 562,500 shares of Common Stock, effectively increasing the average purchase price per share of Common Stock from $0.0089 to $0.0111. This further contribution back to the Registrant of outstanding shares of Common Stock has resulted in the current existing stockholders of the

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Securities and Exchange Commission
Page 21

Registrant collectively owning 2,250,000 shares of Common Stock which, giving effect to the Offering as reduced, would equal 20% of the outstanding shares of Common Stock immediately following consummation of the Offering.

        Hearst effectively replaced Astor and Messrs. Weden, Roskin and Reilly in the private placement of Private Warrants to existing stockholders, and has committed to purchase $1,300,000 of Private Warrants in the private placement on the same basis and subject to the same terms and restrictions (including the lock-up terms) as each of the other existing stockholders of the Registrant. In July 2006, each of Messrs. Granath, Seslowsky, Clauser and Maggin committed to purchase an additional $25,000 of Private Warrants to replace the subscriptions of Messrs. Tirinato, Benjamin Maggin and Daniel Maggin. On August 3, 2006, each of Messrs. Granath, Seslowsky, Clauser and Maggin privately sold an aggregate of 270,000 shares of Common Stock to Hearst, and Hearst executed a Warrant subscription agreement and insider letter agreement, each of which is being filed with Amendment No. 3. The Registrant has revised its disclosure throughout Amendment No. 3 to reflect all of these facts.

        The Registrant notes that the Private Warrants to be purchased in the concurrent private placement, while subject to a lock-up agreement by the existing stockholders contained in the Private Warrant subscription agreements each of them has executed and filed as exhibits to Amendment No. 2 (in which they have agreed not to sell or transfer their Private Warrants or the underlying shares of Common Stock until 90 days after the consummation of the Registrant's initial business combination), will not be included in the Stock Escrow Agreement. However, the Registrant also notes that all of the 2,250,000 outstanding shares of Common Stock held by the Registrant's existing stockholders, including the shares that have been privately resold to Hearst, will be subject to the Stock Escrow Agreement, which provides that such shares of Common Stock will not be released from escrow until 12 months after the date of the Registrant's initial business combination. The Registrant has revised the Stock Escrow Agreement to include Hearst as a party in Exhibit A thereto (and to remove Messrs. Weden, Roskin and Reilly therefrom) and has re-filed the Stock Escrow Agreement as an exhibit to Amendment No. 3. (Please see below for a discussion of the additional representations, warranties, covenants and agreements each of the Registrant's existing stockholders, including Hearst, has agreed to in respect of their outstanding shares of Common Stock.)

        As discussed in detail above, the private resales of outstanding shares of Common Stock from Messrs. Granath, Seslowsky, Clauser and Maggin to Hearst were made for the purpose of providing it with an incentive to purchase Private Warrants in the concurrent private placement and to enable them to purchase such Private Warrants as "existing stockholders" of the Registrant. There was no other purpose for such private resales of outstanding Common Stock to Hearst. Although the private purchases of Existing Stockholders' Private Warrants will be directly from the Registrant, Messrs. Granath, Seslowsky, Clauser and Maggin believe that such purchases will significantly benefit them indirectly by enabling the Registrant to complete its initial public offering and, thereafter, undertake to locate one or more suitable business combination transactions in accordance with the Registrant's business plan as described in detail in the

Securities and Exchange Commission
Page 22

Registration Statement. If the concurrent private placement of $1,800,000 of Private Warrants cannot be consummated on the terms set forth above, the Offering will not be able to be completed and the Registrant's management, who have invested an aggregate of $200,000 in the Registrant to date, will lose their entire investment. Therefore, even though the private purchases of Private Warrants are not designed to benefit Messrs. Granath, Seslowsky, Clauser and Maggin directly, it will significantly benefit them indirectly, and effecting the private transfers of outstanding Common Stock in the manner discussed above was viewed as the best (and, indeed, the only) method to effectuate the transaction and salvage the Offering.

        The Registrant respectfully submits that the letter of Ken Worm, Assistant Director of the OTC Compliance Unit of NASD Regulation, Inc., dated November 1, 1999 (the "Worm Letter"), and the response of Richard K. Wulff, the Chief of the Office of Small Business of the Commission's Division of Corporation Finance, dated January 21, 2000 (the "Wulff Letter"), should not be applicable to the above-referenced private sales of shares of Common Stock by existing stockholders of the Registrant. In the Worm Letter, Mr. Worm requested interpretive guidance on the legality of distributions or redistributions and the "free trading" status of shares of blank check company stock. The Worm Letter requested guidance from the Commission on the legality of transfers of shares of a blank check company issuer, based on the initial security distribution or redistribution of such shares in seven different scenarios, none of which are akin to the above-referenced private transfers of shares of Common Stock by existing stockholders of the Registrant. Specifically, the scenarios in the Worm Letter involved the following:

                (i) less than 10% of the total float gifted by the issuer to between 20 and 50 individuals under Section 4(2) of the Securities Act (with no disclosure as to whether the recipients are sophisticated investors, although the individual who controls the issuer frequently had gifted shares of other companies to the same individuals),

                (ii) a significant amount of the total float is transferred to a single individual under Section 4(2) of the Securities Act who then gifts a certain amount of the shares to between 20 and 50 individuals (with no disclosure as to whether the recipients are sophisticated investors, although the individual who controls the issuer frequently had gifted shares of other companies to the same individuals),

                (iii) a significant amount of the total float is transferred to a single individual under Section 4(2) of the Securities Act who holds such shares for two years and then gifts a certain amount of the shares to between 20 and 50 individuals (with no disclosure as to whether the recipients are sophisticated investors, although the individual who controls the issuer frequently had gifted shares of other companies to the same individuals),

Securities and Exchange Commission
Page 23

                (iv) fewer than 10 stockholders hold all of the free trading shares of an issuer and a broker/dealer submits a Form 211 indicating that the concentration of ownership will not result in an ongoing distribution,

                (v) fewer than 10 stockholders hold more than 90% of the free trading shares, with the remaining 10% widely disbursed among 50 or more stockholders, and a broker/dealer submits a Form 211 indicating that the concentration of ownership will not result in an ongoing distribution because the market will be slow to develop,

                (vi) two companies are under common control by an individual and the first company issues shares to the second company pursuant to Rule 701 under the Securities Act, and

                (vii) after the merger of a reporting company and a private company, the controlling stockholder of the reporting company sells his shares to multiple individuals after three months, during which time he was not an affiliate.

        Clearly, the above-referenced private sales of 270,000 shares of Common Stock on August 3, 2006 by Messrs. Granath, Seslowsky, Clauser and Maggin to the Hearst Corporation (with which Messrs. Granath and Maggin have had prior business dealings with for many years during their tenure at Disney/ABC International) is distinguishable from each of the seven scenarios enumerated in the Worm Letter, including, without limitation, scenarios (i), (ii) and (iii) summarized above which involved gift transfers of shares from a controlling stockholder to between 20 and 50 individuals whose relationship to the issuer, if any, was not discussed in the Worm Letter (the other scenarios involving completely unrelated fact scenarios). Moreover, the Worm Letter specifically stated that in each of the first three scenarios there was no disclosure as to whether the recipients were sophisticated investors, although the individual who controlled the issuer frequently had gifted shares of other companies to the same individuals. Presumably, therefore, the 20 to 50 recipients had no direct relationship with the issuers in the scenarios referenced in the Worm Letter other than an indirect relationship through the controlling stockholder by virtue of having been gifted shares of other issuers from such person in the same manner.

        In the Registrant's scenario, the shares of Common Stock of the Registrant that were privately sold by Messrs. Granath, Seslowsky, Clauser and Maggin effective Augsut 2006 were initially purchased by them in a private sale by the Registrant to such individuals on August 25, 2005. Such shares were "restricted securities" (as such term is defined in Rule 144 under the Securities Act), and each of Messrs. Granath, Seslowsky, Clauser and Maggin represented, among other things, that he was acquiring the shares for his own account for investment and not with a view to distribution, and with no present intention of distributing the shares or selling the shares for distribution. Moreover, each of the private transfers was made to a party (Hearst) that had a long-standing, direct business relationship with the Registrant's executive management. Furthermore, each of

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Securities and Exchange Commission
Page 24

the private transfers were made between accredited and sophisticated parties, and Hearst represented to Messrs. Granath, Seslowsky, Clauser and Maggin that:
(i) it is an "accredited investor" (as such term is defined in Rule 501 promulgated under the Securities Act; (ii) it is sophisticated and has such knowledge and experience in financial and business matters as is required for evaluating the merits and risks of making an investment in the Common Stock, and it has received such information requested concerning the business, management and financial affairs of the Registrant in order to evaluate the merits and risks of making an investment in the Common Stock; (iii) that it is acquiring the shares for his or its own account for investment and not with a view to distribution, and with no present intention of distributing the shares or selling the shares for distribution; and (iv) it acknowledges that certificates representing such shares of Common Stock will be imprinted with appropriate restrictive legends and that "stop transfer" orders will be maintained against such shares with the Registrant's transfer agent. Furthermore, the Registrant has recently obtained additional representations, warranties and covenants from Hearst (as well as the original existing stockholders of the Registrant) as discussed below relating to the Common Stock, including the commitment of each of the Registrant's existing stockholders that they shall not effect any resale of their shares of Common Stock (or any other securities of the Registrant, including the Private Warrants and the underlying shares of Common Stock) without registration under the Securities Act.

        The Wulff Letter did not address the merits of any of the scenarios enumerated in the Worm Letter on an individual basis, noting that the availability of exemptions under Rule 144 and Section 4(1) of the Securities Act involves a fact-specific analysis. The Wulff Letter then articulated the view that the promoters or issuers in the Worm Letter scenarios appeared to be in the business of creating blank check companies and illegally gifting or selling the securities PUBLICLY without registration. Hence, the primary concern articulated in the Wulff Letter was a situation where transfers or other dispositions of a blank check issuer's securities involved an effort to distribute or redistribute securities TO THE PUBLIC without compliance with the registration requirements of the Securities Act. That is, the Wulff Letter viewed each of the scenarios set forth in the Worm Letter as a scheme to evade the registration requirements of the Securities Act, presumably in part because there was no real legitimate business purpose for the transfers of securities of the blank check company other than to increase the size of the public "float" for purposes of enabling certain broker/dealers to submit Form 211 filings to the NASD pursuant to Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and NASD Rule 6740. Therefore, according to the Commission's staff in the Wulff Letter, in each of these scenarios, the promoters and affiliates of the issuers were statutory underwriters within the meaning of Section 2(a)(11) of the Securities Act (because they were participating in a "distribution" of the securities to the public) and, therefore, were unable to rely on Section 4(1) or Rule 144 to effect subsequent transfers of the issuer's shares.

        In the Registrant's scenario, unlike the scenarios set forth in the Worm Letter, none of Messrs. Granath, Seslowsky, Clauser and Maggin (or any other of the Registrant's directors or affiliates) has been or currently is a principal of, or affiliated

Securities and Exchange Commission
Page 25

with, entities, including other blank check companies, engaged in business activities similar to those intended to be conducted by the Registrant. That is, none of such individuals is in the business of creating blank check companies, as the promoters referenced in the Worm Letter clearly were. Additionally, as discussed above, there was a legitimate business purpose for the private resales by Messrs. Granath, Seslowsky, Clauser and Maggin to Hearst -- to provide them with an incentive to purchase Private Warrants in the concurrent private placement and to enable them to purchase such Private Warrants as "existing stockholders" of the Registrant, which will, in turn, enable the Offering to be completed so that the Registrant can thereafter undertake to locate one or more suitable business combination transactions in accordance with the Registrant's business plan as described in detail in the Registration Statement. The legitimate business purpose of the private transfers of shares of Common Stock by the Registrant's existing stockholders is therefore clearly distinguishable from the discernable purpose of each of the seven scenarios set forth in the Worm Letter (i.e., to distribute the issuer's shares TO THE PUBLIC to increase the size of the issuer's public "float" in connection with the submission to the NASD by a broker/dealer of a Form 211 filing). In contrast, in the Registrant's scenario, Messrs. Granath, Seslowsky, Clauser and Maggin PRIVATELY RESOLD a DE MINIMIS number of shares (i.e., less than 5% of the currently outstanding shares of Common Stock) to only one entity (with which Messrs. Granath and Maggin have had prior business dealings with for many years in their tenure at Disney/ABC International), to foster the legitimate business purpose of the Registrant discussed above. Accordingly, none of the scenarios described in the Worm Letter are being used either by the Registrant or the Registrant's promoters to distribute Common Stock to the public in violation of the registration requirements of the Securities Act, and the private resales by Messrs. Granath, Seslowsky, Clauser and Maggin were not part of a plan by such individuals to distribute or redistribute Common Stock to the public. Therefore, since the Worm Letter scenarios are clearly distinguishable from the facts here, the Commission's positions set forth in the Wulff Letter should not operate to preclude Messrs. Granath, Seslowsky, Clauser and Maggin from relying on the exemption from the registration requirements of the Securities Act afforded by the so-called Section 4(1-1/2) exemption in connection with the above-referenced private resales of outstanding shares of Common Stock.

        As the Commission has noted, the so-called Section 4(1-1/2) exemption:
"is a hybrid exemption not specifically provided for in the 1933 Act but clearly within its intended purpose." (Sec. Act Release No. 6188 1 Fed. Sec. L. Rep.
(CCH) paragraph 1051, at 2073-28 n.178 (Feb. 1, 1980).) The Commission's characterization of the exemption as a "hybrid" stems from the Commission's belief that the exemption applies only where "some of the established criteria for sales under both Section 4(1) and Section 4(2) of the Act are satisfied." (Sec. Act Release No. 6188 1 Fed. Sec. L. Rep. (CCH) paragraph 1051, at 2073-28 n.178, 2073-28 and 2073-29 (Feb. 1, 1980).) Hence, the so-called Section
4(1-1/2) exemption contemplates private resales that are effected in a manner similar to private placements by issuers under Section 4(2) of the Securities Act.

        While the private placement exemption in Section 4(2) of the Act is available only to an issuer, Section 4(1) under the Securities Act specifically excludes transactions

Securities and Exchange Commission
Page 26

by an issuer, underwriter or dealer. Section 2(a)(4) of the Securities Act defines "issuer" as "every person who issues or proposes to issue any security". As the Registrant (i.e., the issuer of the Common Stock) was clearly not involved in the above-referenced private resale of Common Stock, the issue then turns on whether the parties involved were either underwriters or dealers.
Section 2(a)(12) of the Securities Act defines a "dealer" generally as "any person who engages either for all or part of his time, directly or indirectly, as agent, broker or principal, in the business of offering, buying, selling or otherwise dealing or trading in securities issued by another person." As none of the parties involved in the above-referenced private resale of Common Stock are engaged, either full or part time, directly or indirectly, as agent, broker or principal, in the business of dealing or trading in securities, they are not "dealers" within the meaning of Section 2(a)(12) or Section 4(1) of the Securities Act. The term "underwriter" is defined in Section 2(a)(11) to include any person who has purchased from an issuer (or an affiliate of an issuer) with a view to participating in or actually participating in the distribution of any security. The term "distribution" in Section 2(a)(11) is not defined, but is equated with the phrase "public offering." As a result, a claim that Section 4(1) exempts a particular transaction by a person who is clearly not an issuer or a dealer depends on whether his transaction, by itself or as part of a larger transaction, is a "public offering" (in which case such person would be deemed a statutory underwriter and therefore prevented from utilizing the exemption afforded by Section 4(1)). If the transaction is one "not involving any public offering," and it is not effected by the issuer or a dealer, it qualifies under
Section 4(1).

        As set forth in the Wulff Letter, the facts in each of the seven scenarios set forth in the Worm Letter clearly involved transactions in which a controlling stockholder was engaged in some form of distribution of the issuer's shares to the public for the mere purpose of creating a larger float. It was precisely this type of activity that prompted the Staff in the Wulff Letter to accord statutory underwriter status to the promoters and their transferees, which precluded such promoters from using the Section 4(1) exemption and, similarly, from using Rule 144, regardless of technical compliance with that rule. As the Staff stated: "these resale transactions appear to be designed to distribute or redistribute securities TO THE PUBLIC without compliance with the registration requirements of the Securities Act." (emphasis added) Unlike the facts in each of the seven scenarios set forth in the Worm Letter, the private resale transactions effected by the Registrant's existing stockholders (none of whom is an issuer or dealer) DID NOT involve any distribution of shares to the public, but rather, involved private resales to an accredited and sophisticated party who affirmed its status as such and who, because of close relationships with the Registrant and its management, were intimately familiar with the proposed business, management, financial condition and affairs of the Registrant. Moreover, in connection with such private resales: (i) a legend will be placed on the certificates evidencing the shares of Common Stock received by the recipients (as well as the certificates evidencing all shares of Common Stock held by existing stockholders of the Registrant) stating that such shares are "restricted securities" as defined in Rule 144 under the Securities Act and that such shares may not be resold absent registration under the Securities Act; and (ii) stop transfer orders will be maintained against all shares of

Securities and Exchange Commission
Page 27

Common Stock held by existing stockholders of the Registrant (including those that were privately resold as set forth above) with the Registrant's transfer agent.

        Furthermore, as an extra measure of precaution and to ensure strict compliance with the Commission's position as expressed in the Wulff Letter, each of the existing stockholders of the Registrant, including Hearst, have executed a letter agreement, dated as of August 3, 2006, in which such existing stockholder: (i) acknowledges that the Commission has taken the position that
Section 4(1) of the Securities Act and Rule 144 under the Securities Act are not available in connection with any resale or other disposition of his or its (A) shares of Common Stock owned as of August 3, 2006 (and any other shares of Common Stock that may be acquired by such existing stockholder prior to completion of the Company's initial public offering), (B) Private Warrants to be purchased in the concurrent private placement and (C) shares of Common Stock underlying the Private Warrants to be purchased in the private placement, notwithstanding technical compliance therewith, and, therefore, such securities can only be resold or otherwise disposed of through registration under the Securities Act; and (ii) agrees that he or it shall not attempt to resell or otherwise dispose of his or its (A) shares of Common Stock owned as of August 3, 2006 (and any other shares of Common Stock that may be acquired by such existing stockholder prior to completion of the Company's initial public offering), (B) Private Warrants to be purchased in the concurrent private placement and (C) shares of Common Stock underlying the Private Warrants to be purchased in the private placement, either at any time prior to consummation of the Offering or after consummation of the Offering, including, without limitation, after the expiration of the applicable lock-up in respect of such securities (i.e., 90 days after completion of the Registrant's initial business combination, with respect to the Private Warrants and the shares of Common Stock underlying the Private Warrants, and 12 months after completion of the Registrant's initial business combination, with respect to all other shares of Common Stock held by such stockholder prior to completion of the Offering) without registration under the Securities Act. The Registrant has filed such letter agreement as Exhibit
10.33 to Amendment No. 3.

        Accordingly, for all of the reasons set forth above, the Registrant and its management respectfully submits to the Staff that the private resale transactions by Messrs. Granath, Seslowsky, Clauser and Maggin as disclosed in the sections titled "Certain Transactions" and in "Part II - Recent Sales of Unregistered Securities" in the Registration Statement qualified for the exemption from the registration requirements of the Securities Act by virtue of the so-called Section 4(1-1/2) exemption.

31. PLEASE DISCLOSE THE BUSINESS ACTIVITIES OF MESSRS. TIRINATO, MAGGIN AND ASTOR ASSET MANAGEMENT, THEIR RELATIONSHIP TO THE COMPANY AND ITS OFFICERS AND DIRECTORS, AND CLARIFY THE AMOUNT OF WARRANTS THAT THEY WILL PURCHASE.

        The Registrant has revised the disclosure on page 58 of Amendment No. 3 to note that Mr. Tirinato was a former director of the Registrant, but has not made reference to warrants purchased by Astor Asset Management, Mr. Tirinato, Benjamin M. Maggin and

Securities and Exchange Commission
Page 28

Daniel M. Maggin, because as described in the response to Comment 30 above, none of those persons will be purchasing Warrants.

32. WE NOTE THAT YOUR DISCLOSURES UNDER THIS SECTION INDICATE THAT YOU HAVE ISSUED STOCK OPTIONS TO VARIOUS MEMBERS OF YOUR MANAGEMENT AND YOUR BOARD OF DIRECTORS. PLEASE CONFIRM THAT NONE OF THESE GRANTS WOULD REQUIRE ADDITIONAL DISCLOSURES PURSUANT TO ITEM 201(D) OF REGULATION S-K OR OTHER APPLICABLE PROVISIONS OF REGULATION S-K.

        The Registrant respectfully believes that the stock option grants do not require disclosure under Item 201(d) of Regulation S-K and that, specifically, these grants do not constitute an "individual compensation arrangement," as described in Instruction 2 to Item 201(d).

OTHER TERMS, PAGE 64
--------------------

33. WE NOTE YOUR DISCLOSURE THAT YOU "HAVE GRANTED JESSUP & LAMONT SECURITIES CORPORATION AND CAPITALINK, LC THE RIGHT TO HAVE ITS RESPECTIVE DESIGNEES PRESENT" AT YOUR BOARD MEETINGS UNTIL YOU CONSUMMATE A BUSINESS COMBINATION. PLEASE CLARIFY WHO CAPITALINK, LC IS. IN ADDITION, PLEASE CLARIFY WHAT THE FINDERS' FEE PAYABLE TO CAPITALINK, LC RELATES TO AND DISCLOSE THE DOLLAR AMOUNT PAYABLE TO THEM.

        The Registrant has revised the disclosure on page 69 of Amendment No. 3 to include detail regarding the services provided by Capitalink, L.C. and its compensation.

SALE TO HEARST CORPORATION, PAGE 64
-----------------------------------

34. WE NOTE THAT THE COMPANY APPEARS TO BE ENGAGING IN A DIRECTED SHARE PROGRAM WHEREBY THE COMPANY WILL SELL APPROXIMATELY 10% OF ITS OFFERING TO HEARST CORPORATION. PLEASE CLARIFY THE PROCEDURES THAT THE COMPANY AND/OR UNDERWRITERS FOLLOWED IN CONDUCTING THIS PROGRAM. IF OTHER PEOPLE OR ENTITIES WERE CONTACTED ABOUT PARTICIPATING, PLEASE ADVISE US OF THIS FACT. IN THIS REGARD WE ARE LOOKING FOR A DISCUSSION OF WHO WAS CONTACTED, BY WHOM, THE DATES ON WHICH THEY WERE CONTACTED AND ANY INFORMATION PROVIDED TO THE INVESTOR OR POTENTIAL INVESTOR. WITH RESPECT TO THE FOREGOING, PLEASE PROVIDE THE STAFF WITH COPIES OF ANY WRITTEN MATERIALS SENT BY THE COMPANY OR THE UNDERWRITER. IN ADDITION, PLEASE CONFIRM WHETHER INFORMATION RELATING TO HEARST'S STOCK PURCHASES WOULD NEED TO BE PRESENTED IN YOUR BENEFICIAL OWNERSHIP TABLES. FINALLY, PLEASE DISCLOSE WHETHER THE COMPANY WILL, OR HAS, CONSIDERED PURCHASING A HEARST-RELATED BUSINESS OR COLLECTION OF ASSETS. WE MAY HAVE FURTHER COMMENT.

        The Registrant believes that the arrangement with Hearst is not a "directed share program" in the traditional sense of a portion of an offering set aside for employees and directors to participate. The Registrant does not plan to reserve any portion of the Offering for any person other than Hearst. The Registrant's interactions with Hearst are

Securities and Exchange Commission
Page 29

described in the response to Comment No. 30, above. The Registrant has not provided any written materials to Hearst in connection with this arrangement and will not provide the typical materials provided to participants in a traditional directed share program intended for multiple participants, such as participation instructions, an indication of interest form and a form for opening a brokerage account. Rather, when the Registration Statement is declared effective, the Registrant plans only to contact Hearst by telephone and provide Hearst with a copy of the final prospectus.

        Regarding the beneficial ownership table, if the Offering were to be consummated with full participation by the Hearst Corporation as disclosed in Amendment No. 3, the Registrant believes that it would be required to include the Hearst Corporation in such table so long as its beneficial ownership exceeded 5% of the outstanding Common Stock.

        The Registrant has no current plans to consider purchasing a Hearst-related business or collection of assets, but in response to this Comment and to Comment 19, the Registrant has disclosed that it cannot assure investors that it will not consider an affiliated business as a target. This disclosure notes that the full board of directors, which has a majority of independent directors, would be required to approve any business combination transaction.

FINANCIAL STATEMENTS
--------------------

NOTE 2 -- PROPOSED PUBLIC OFFERING, PAGE F-8
--------------------------------------------

35. GIVEN THAT THE OFFER AND SALE OF THE WARRANTS AND THE SECURITIES UNDERLYING THE WARRANTS ARE INCLUDED IN THE UNITS BEING REGISTERED, THE OFFER AND SALE OF THE UNDERLYING SECURITIES ARE REGISTERED AT THE TIME OF EFFECTIVENESS. AS A RESULT, IT APPEARS YOU WILL BE REQUIRED TO FILE TIMELY UPDATES TO THIS REGISTRATION STATEMENT AND DELIVER A CURRENT PROSPECTUS AT THE TIME SUCH WARRANTS ARE EXERCISED. IN LIGHT OF THIS FACT, PLEASE TELL US HOW YOU PLAN TO ACCOUNT FOR THESE WARRANTS UPON ISSUANCE. IN THIS REGARD, IT APPEARS THAT PURSUANT TO THE GUIDANCE IN PARAGRAPHS 14 18 OF EITF 00-19 YOU MAY BE REQUIRED TO ACCOUNT FOR THE WARRANTS AS LIABILITIES MARKED TO FAIR VALUE EACH PERIOD THROUGH THE INCOME STATEMENT. PARAGRAPH 14 OF EITF 00-19 STATES THAT IF THE CONTRACT ALLOWS THE COMPANY TO NET-SHARE OR PHYSICALLY SETTLE THE CONTRACT ONLY BY DELIVERING REGISTERED SHARES, IT IS ASSUMED THE COMPANY WILL BE REQUIRED TO NET-CASH SETTLE THE CONTRACT, AND AS A RESULT, LIABILITY CLASSIFICATION WILL BE REQUIRED. PARAGRAPH 17 OF EITF 00-19 STATES THAT IF THE CONTRACT REQUIRES PHYSICAL OR NET-SHARE SETTLEMENT BY DELIVERY OF REGISTERED SHARES AND DOES NOT SPECIFY ANY CIRCUMSTANCES UNDER WHICH NET-CASH SETTLEMENT IS PERMITTED OR REQUIRED, AND THE CONTRACT DOES NOT SPECIFY HOW THE CONTRACT WOULD BE SETTLED IN THE EVENT THE COMPANY IS UNABLE TO DELIVER REGISTERED SHARES, THEN NET CASH SETTLEMENT IS ASSUMED IF THE COMPANY IS UNABLE TO DELIVER REGISTERED SHARES (BECAUSE IT IS UNLIKELY THAT NONPERFORMANCE WOULD BE AN ACCEPTABLE ALTERNATIVE). PLEASE TELL US HOW YOU HAVE CONSIDERED THE GUIDANCE IN EITF 00-19 IN YOUR PROPOSED ACCOUNTING FOR YOUR WARRANTS. IT APPEARS YOU ARE CURRENTLY ASSUMING THE WARRANTS WILL BE

Securities and Exchange Commission
Page 30

        CLASSIFIED AS EQUITY UPON ISSUANCE, BASED ON THE REVIEW OF YOUR CAPITALIZATION TABLE AND THE SUMMARY FINANCIAL DATA, AS ADJUSTED. IF YOU CONCLUDE LIABILITY CLASSIFICATION WILL BE REQUIRED UPON ISSUANCE, PLEASE REVISE YOUR CAPITALIZATION TABLE, SUMMARY FINANCIAL DATA, DILUTION INFORMATION AND ANYWHERE ELSE IN THE DOCUMENT AS NEEDED, TO PROPERLY REFLECT THIS CLASSIFICATION. ADDITIONALLY, PLEASE ADD DISCLOSURE IN THE DOCUMENT DESCRIBING YOUR PROPOSED ACCOUNTING FOR THE WARRANTS UPON ISSUANCE, INCLUDING THE POTENTIAL IMPACT FOR VOLATILITY IN YOUR INCOME STATEMENT GIVEN THE REQUIREMENT TO MARK THE WARRANTS TO FAIR VALUE EACH PERIOD.

        The Registrant respectfully believes that the Warrants should be classified as a permanent equity instrument in accordance with paragraph 14 of EITF 00-19 for the reasons described below. The Registrant has also inserted a new risk factor on page 25 of Amendment No. 3 disclosing the risk that an effective registration statement may not be in place at the time of an exercise of Warrants, thus precluding such exercise.

PUBLIC WARRANTS

        Upon completion of the proposed offering holders of Warrants, who purchased Offering Units in the proposed public offering, may exercise their Warrants only for shares of Common Stock. As noted by the Staff, the Warrants and the shares of Common Stock issuable upon exercise of the Warrants will be registered at the time of effectiveness of the Registration Statement related to the Offering. While there are no further registration requirements for the Warrants or the shares issuable upon exercise of the Warrants, the Registrant will use its best efforts to maintain the effectiveness of the Registration Statement. In order to maintain the effectiveness of the Registration Statement, the Registrant will be required to prepare and file periodic reports on Forms 10-Q and 10-K, among other things. In this regard, the Registrant is only required to use its best efforts to maintain the effectiveness of the Registration Statement and upon exercise of the Warrants, if a registration covering the shares issuable upon exercise is not effective, the Registrant can satisfy its obligation by delivering unregistered shares of Common Stock. In such event, the Registrant will continue to use its best efforts to cause such shares of Common Stock to become registered. There are no penalties for failure to deliver registered shares.

        Thus, in accordance with paragraph 14 of EITF 00-19, the Warrants should be classified as a permanent equity instrument because (a) a failed registration statement does not preclude delivery of unregistered shares, (b) the Warrant Agreement permits the Registrant to net share settle by delivery of unregistered shares, and (c) the other conditions of EITF 00-19 are met.

PRIVATE WARRANTS

        In the concurrent private placement of 1,800,000 Private Warrants, the Registrant will privately sell and issue Private Warrants to certain accredited investors. While the holders of Private Warrants will have registration rights in respect of their Private Warrants and the shares of Common Stock underlying the Private Warrants, such registration rights may not be exercised by the holders thereof until the applicable "lock-up" of their Private Warrants expires (i.e., 90 days after consummation of the Registrant's

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Securities and Exchange Commission
Page 31

initial business combination). At the time such registration rights are exercised by the holders of Private Warrants, the Registrant will only be required to use its best efforts to cause a registration statement to be declared effective and, once effective, only to use its best efforts to maintain the effectiveness of the registration statement. In this regard, as discussed in detail in the Registrant's response to Comment No. 30, each of the existing stockholders of the Registrant has agreed, among other things, that they shall not effect any resale of their Private Warrants and the underlying shares of Common Stock without registration under the Securities Act (thereby effectively waiving any exemption from the registration requirements of the Securities Act that may have been applicable to such resales). Accordingly, the Registrant's obligation is merely to use its best efforts in connection with a registration rights agreement entered into with the holders of the Private Warrants, and upon exercise of the Private Warrants, the Registrant will be able to satisfy its obligation by delivering unregistered shares of Common Stock.

        Thus, in accordance with paragraph 14 of EITF 00-19, the Warrants should be classified as a permanent equity instrument because (a) a failed registration statement does not preclude delivery of unregistered shares, (b) the Registration Rights Agreement will permit the Registrant to settle by delivery of unregistered shares and, (c) the other conditions of EITF 00-19 are met.

        Reference is made to the revised disclosure in "Certain Transactions" on page 58 of Amendment No. 3 and in "Description of Securities - Shares Eligible for Future Sale - Registration Rights" on page 66 of Amendment No. 3. Reference is also made to the revised Unit Purchase Option filed as Exhibit 4.4, the revised Registration Rights Agreement filed as Exhibit 10.12 and Sections 3.3.2 and 7.4 of the Form of Warrant Agreement filed as Exhibit 4.5 to the Registration Statement.

36. SINCE THE UNDERWRITER PURCHASE OPTION EXPIRES FIVE YEARS FROM THE DATE OF THE PROSPECTUS, PLEASE EXPLAIN YOUR BASIS FOR USING AN EXPECTED LIFE OF FOUR YEARS IN YOUR BLACK-SCHOLES CALCULATION. PLEASE NOTE ANALOGOUS GUIDANCE ON THE EXPECTED TERM OF EMPLOYEE SHARE OPTIONS AND SIMILAR INSTRUMENTS INCLUDED IN PARAGRAPH A28(A) OF SFAS 123R. THIS GUIDANCE, CARRIED OVER FROM PARAGRAPH 280(A) OF SFAS 123 STATES AN OPTION'S EXPECTED TERM MUST AT LEAST INCLUDE THE VESTING PERIOD. IN GENERAL, WE BELIEVE THIS CONCEPT APPLIES TO OPTIONS ISSUED TO THIRD PARTIES AND, IN THIS CASE, IT APPEARS THE OPTION ISSUED TO THE UNDERWRITER SHOULD BE VALUED CONSIDERING AN EXPECTED LIFE EQUAL TO THE FULL CONTRACTUAL TERM, FIVE YEARS.

        The expected life of the Unit Purchase Option, filed as Exhibit 4.4, is four years and has been adjusted accordingly under "Purchase Option" on page 68 and in Note 2 to the financial statements. The previous mention of five years was an error therefore the estimated value was properly calculated and does not need revision.

37. PLEASE PROVIDE US WITH A SCHEDULE LISTING EACH REPRESENTATIVE COMPANY IN THE REPRESENTATIVE SAMPLE USED FOR YOUR VOLATILITY ESTIMATE, THEIR MARKET CAPITALIZATION, THEIR VOLATILITY, AND THE TERM AND INTERVAL OF THE VOLATILITY (E.G. FIVE YEAR TERM AND DAILY INTERVAL).

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Securities and Exchange Commission
Page 32

        Set forth below is the listing of each representative company in the representative sample together with the information requested by the Staff:

--------------------------------- ----------------------- ------------ ---------
                                   MARKET CAPITALIZATION   VOLATILITY    TERM
                                      (MAY 10, 2006)                    (YEARS)
REGISTRANT                             (IN MILLIONS)
--------------------------------- ----------------------- ------------ ---------
Image Entertainment Inc.                  $83.27             62.18%      4.00
--------------------------------- ----------------------- ------------ ---------
Imax Corp.                                $388.87            62.91%      4.00
--------------------------------- ----------------------- ------------ ---------
Carmike Cinemas Inc.                      $307.48            29.53%      3.67
--------------------------------- ----------------------- ------------ ---------
Lions Gate Entertainment Corp.            $898.22            35.14%      4.00
--------------------------------- ----------------------- ------------ ---------
Nexstar Broadcasting Group Inc.           $156.57            66.51%      2.42
--------------------------------- ----------------------- ------------ ---------

----------------------------------
Each based on one-month intervals.

PART II
-------

RECENT SALES OF UNREGISTERED SECURITIES
---------------------------------------

38. WE NOTE THE APRIL 2006 SALE OF SHARES FROM CERTAIN OFFICERS AND DIRECTORS TO INDIVIDUALS IN CONSIDERATION OF THEIR COMMITMENT TO PURCHASE EXISTING STOCKHOLDERS' WARRANTS SIMULTANEOUSLY WITH THE CONSUMMATION OF THIS OFFERING. WE ALSO NOTE THE PRIVATE PLACEMENT OF WARRANTS TO OCCUR SIMULTANEOUSLY WITH THE CONSUMMATION OF THIS OFFERING. PROVIDE A WRITTEN LEGAL ANALYSIS AS TO THE AVAILABILITY OF AN EXEMPTION FROM REGISTRATION OF THIS OFFERING, AND WHY IT SHOULD NOT BE INTEGRATED WITH THIS OFFERING. WE REMIND YOU THAT WITH LIMITED EXCEPTION, AN ISSUER RISKS INTEGRATION OF A PRIVATE PLACEMENT CONCURRENT WITH A PUBLIC OFFERING, SEE BLACK BOX INC. (JUNE 26, 1990). ALSO DISCUSS HOW THE SALES BETWEEN SHAREHOLDERS COMPLIED WITH THE KEN WORM LETTER. WE MAY HAVE FURTHER COMMENT.

        The Registrant respectfully refers the Staff to its response to Comment No. 30 above for a detailed discussion concerning the April 2006 private resale of shares from certain officers and directors to the Hearst Corporation, including the timing of those transactions and the circumstances surrounding them. Also, a detailed discussion of the applicability of the Worm Letter and the Wulff Letter to the sales between stockholders is set forth in the Registrant's response to Comment No. 30.

        With respect to the concurrent private placement of Private Warrants to be sold to the Registrant's existing stockholders, the following sets forth the Registrant's legal analysis as to the availability of an exemption from the registration requirements of the Securities Act with respect to such private placement, and a discussion of why such private placement should not be integrated with this Offering. The Registrant respectfully notes to the Staff that an abbreviated analysis of the exemption relied upon for the concurrent private placement of Private Warrants and its reasoning as to why it

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Securities and Exchange Commission
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should not be integrated with the Offering was set forth in the Registrant's letter, dated May 11, 2006, filed with the Commission in connection with Amendment No. 2.

        The integration doctrine prevents an issuer from improperly avoiding registration by artificially dividing a single offering so that Securities Act exemptions appear to apply to the individual parts where none would be available to the whole. Integration of an offering for which a private offering exemption is claimed with another offering (or offerings) would result in the loss of an exemption for one or more of the offerings unless an exemption is available for the integrated offering. Accordingly, the integration doctrine comes into play where separate transactions in securities might constitute part of the same offering for purposes of analyzing whether the registration requirements of the Securities Act apply.

        Whether particular securities offerings should be integrated calls for an analysis of the specific facts and circumstances. In the 1960s, the Commission issued two interpretive releases identifying five factors to consider in making this determination. The five-factor test established by the Commission includes the following questions: (i) are the offerings of the same class of securities, (ii) are the offerings part of a single plan of financing, (iii) do the offerings have the same general purpose, (iv) are the offerings being made at or about the same time, and (v) are the securities being sold for the same type of consideration. A sixth factor that is also commonly used to determine whether two or more offerings should be integrated is whether the offerees in the offerings are of the same class or character. For the reasons set forth below, the Registrant believes that the Offering and the concurrent private placement of Private Warrants, although occurring at or about the same time and involving the primarily same type of consideration (although the Registrant notes that in the private placement of Private Warrants, certain existing stockholders are converting an aggregate of $200,000 in outstanding loans as partial consideration for the Private Warrants they will purchase), the two offerings (1) do not involve the same class of securities, (2) are not part of a single plan of financing, (3) do not have the same general purpose and (4) do not involve the same class or character of offerees.

        The Registrant's "existing stockholders" and certain of their affiliates have committed to purchase an aggregate of 1,800,000 Private Warrants, at a price of $1.00 per Private Warrant, for an aggregate purchase price of $1,800,000. These purchases will occur on a private placement basis simultaneously with the consummation of the Offering of Offering Units to the public. All of the proceeds received by the Registrant from the private placement of Private Warrants will be placed in the trust account for the benefit of the public stockholders of the Registrant.

        In order to determine whether two securities are within the same class of securities, it is necessary to examine the rights, claims, powers and interests to which such securities give rise. If the rights, claims, powers and interest attendant to one security are coterminous with those attendant to another security, then a finding that such securities are within the same class can be justified. Although the Private Warrants to be sold in the concurrent private placement will be identical to the Warrants included in the

Securities and Exchange Commission
Page 34

Offering Units (and the Over-Allotment Units) in many respects (as disclosed in the Registration Statement), there are FOUR VERY SIGNIFICANT DIFFERENCES in the securities which, for all practical purposes, render the Private Warrants to be sold in the private placement a different class of security than the Warrants to be sold as part of the Offering Units (and the Over-Allotment Units) in the Offering.

        First, the Private Warrants to be sold to the Registrant's existing stockholders in the concurrent private placement are exercisable on a cashless basis, so long as the Private Warrants are held by the existing stockholders or their affiliates (whereas the Warrants included in the Offering Units are not). Second, the Private Warrants are not redeemable by the Registrant (whereas the Warrants included in the Offering Units are redeemable as set forth in the Registration Statement). Third, all of the existing stockholders who are purchasing Private Warrants in the concurrent private placement have agreed not to sell or transfer their Private Warrants (or any of the underlying shares of Common Stock) until 90 days after the consummation of the Registrant's initial business combination. The Warrants included in the Offering Units are not subject to any such lock-up arrangement. Lastly, as the Private Warrants are being issued by the Registrant in on a private placement basis under Section 4(2) of the Securities Act, the Private Warrants (and the shares of Common Stock underlying the Private Warrants) are "restricted securities" (as such term is defined in Rule 144 under the Securities Act) and, as such, may not be sold absent registration under the Securities Act or an available exemption from the registration requirements of the Securities Act. In this regard, as discussed in detail in the Registrant's response to Comment No. 30, each of the existing stockholders of the Registrant has agreed, among other things, that they shall not effect any resale of their Private Warrants and the underlying shares of Common Stock without registration under the Securities Act (thereby effectively waiving any exemption from the registration requirements of the Securities Act that may have been applicable to such resales). As set forth in the Registration Statement, the Warrants included in the Offering Units may begin trading separately from the Offering Units on the 90th day after the effective date of the Registration Statement (i.e., the date of the prospectus), unless Ladenburg determines that an earlier date is acceptable (based on its assessment of the relative strengths of the securities markets and small capitalization companies in general, and the trading pattern of, and demand for, the Registrant's securities in particular). Moreover, the fact that the Private Warrants are exercisable for shares of Common Stock (which are being offered as part of the Offering Units) should not impact this analysis because the Private Warrants (as in the case with the Warrants including in the Offering Units) are not exercisable until the later of (i) the completion of the Registrant's initial business combination or (ii) one year from the effective date of the Registration Statement. (Note that since the shares of Common Stock underlying the Private Warrants may not be sold other than pursuant to registration under the Securities Act (see below), it is unlikely that such Private Warrants will be exercised before a registration statement covering the shares of Common Stock underlying the Private Warrants is declared effective by the Commission - which may or may not be the case at the time the public Warrants and the Private Warrants become exercisable by their terms.) For all of the foregoing reasons, the Registrant respectfully submits to the Staff that the Warrants included in the Offering Units and the Private Warrants should be considered two

Securities and Exchange Commission
Page 35

separate classes of securities for purposes of determining whether the concurrent private placement of Private Warrants should be integrated with this Offering.

        In addition, although the two offerings will occur at or about the same time, they are not part of a single plan of financing and do not have the same general purpose. The sole purpose of the private placement of Private Warrants to existing stockholders of the Registrant is to have the Registrant's existing stockholders commit a certain amount of equity (i.e., 2.5% of the gross proceeds of the Offering of Offering Units) to the Registrant for the purpose of enhancing the marketability of the Offering Units being sold to the public in the Offering, thereby enabling the Offering to be completed. The Registrant's management was advised by the underwriters that the marketability of the Offering Units would be significantly diminished if the Registrant's existing stockholders did not commit equity to the Registrant equal to 2.5% of the gross proceeds of the Offering of Offering Units (i.e., $1,800,000) and that, without such commitment, the Offering would likely not be completed. Accordingly, the primary purpose of the private placement of Private Warrants is not to raise capital for the Registrant (albeit an incidental result of the private placement is that $1,800,000 of equity will be raised and all of such funds will be deposited into the trust account for the benefit of the public stockholders). In contrast, the singular purpose of the Offering is to raise capital for the Registrant to enable it to thereafter undertake to locate one or more suitable business combination transactions in accordance with the Registrant's business plan as described in detail in the Registration Statement. Therefore, for all of the foregoing reasons, the Registrant believes that the Offering and the private placement of Private Warrants are two separate and distinct offerings that are not part of a single plan of financing and do not have the same general purpose.

        The Registrant also notes that the class of purchasers in the two offerings are also distinct, which fact also militates in favor of concluding that the two offering should not be integrated. The private placement of Private Warrants is being made exclusively to the Registrant's existing stockholders who are accredited investors (within the meaning of Rule 501 under the Securities
Act) and sophisticated in business and financial matters. In contrast, the Offering is being made to the general public without regard to accredited investor status or level of business and financial sophistication. Therefore, the offerees in the two offerings are not of the same class or character.

        Since the private placement of Private Warrants and the Offering of Offering Units do not involve the same class of securities, are not part of a single plan of financing, do not have the same general purpose and do not involve the same class or character of offerees (and, in respect of a portion of the consideration in the private placement of Private Warrants, do not involve the same form of consideration), they should not be integrated based on an analysis of the Commission's five (or six) factor test for integration.

        A couple of additional facts are worth discussing here. First, it is also important to point out that neither the Private Warrants, nor the underlying shares of Common Stock are being registered in the Registration Statement and, therefore, are not being

Securities and Exchange Commission
Page 36

registered under the Securities Act in this Offering. While the holders of Private Warrants will have registration rights in respect of their Private Warrants and the shares of Common Stock underlying the Private Warrants, such registration rights may not be exercised by the holders thereof until the applicable "lock-up" of their Private Warrants expires (i.e., 90 days after consummation of the Registrant's initial business combination). As the Staff noted in BLACK BOX INC. (June 26, 1990), the Staff will not object if a company registers the resale of securities prior to their issuance if the company has completed a Section 4(2) exempt sale to the investors and the investor is at market risk at the time of the filing of the resale registration statement (which in this case, is not the Registration Statement relating to this Offering). In order to be considered "complete" for this purpose, there can be no conditions to closing that are within an investor's control or that an investor can cause not to be satisfied.

        As stated above, each of the purchasers of the Private Warrants are existing stockholders of the Registrant and have each completed their investment decision prior to the filing with the Commission under the Securities Act of any RESALE registration statement that will seek to register the Private Warrants and the shares of Common Stock underlying the Private Warrants for public resale under the Securities Act. The only remaining condition to the purchase of such securities by the Registrant's existing stockholders is the effectiveness of the Registration Statement. In this regard, as discussed in detail in the Registrant's response to Comment No. 30 above, in mid-June 2006, after receipt of the Comment Letter, and after discussions between representatives of GT, the Registrant's counsel, and Mr. Jay Williamson of the Staff, the Registrant's management and the underwriters further determined, after consultation with GT, that it would be advisable to have each of Messrs. Weden, Roskin and Reilly, representing all of the Registrant's independent directors, as well as Mr. Tirinato, Benjamin Maggin and Daniel Maggin, rescind and void their purchase of an aggregate of 30,000 shares of Common Stock which they had purchased from Messrs. Granath, Seslowsky, Clauser and Maggin on April 25, 2006. The primary reason was to extricate the three independent directors (constituting a majority of the Registrant's board of directors) from the concurrent private placement of Private Warrants. As a result, the only remaining condition to consummation of the private offering of Private Warrants -- the effectiveness of the Registration Statement -- is now completely outside the control of the parties that will be purchasing Private Warrants in the concurrent private placement (i.e., the executive officers of the Registrant and Hearst) and is in the control of the Registrant's independent (and disinterested) directors (Messrs. Weden, Roskin and Reilly). Therefore, since this Registration Statement is not being used to register for resale the Private Warrants or the underlying shares of Common Stock, and since the private placement of Private Warrants is deemed to be complete prior to the filing of any resale registration statement that would seek to register such securities under the Securities Act, the concurrent private placement of Private Warrants should not be integrated with either this Offering or any subsequent resale registration.

        Moreover, the Staff's further articulation of its policy in SQUADRON, ELLENOFF, PLEASANT & LEHRER (February 28, 1992) supports the Registrant's position that the private placement of Private Warrants should not be integrated with the Offering of Offering

Securities and Exchange Commission
Page 37

Units. The Staff indicated in Squadron that its policy position is limited in applicability to situations where a registered offering would otherwise be integrated with an unregistered offering to qualified institutional buyers and a very limited number of institutional accredited investors. For all of the reasons articulated above, this is not a situation where a registered offering should otherwise be integrated with an unregistered offering. Therefore, the limited policy position of the Staff should not be necessary to conclude that the private placement of Private Warrants should not be integrated with the Offering of Offering Units.

        Note that in Black Box, the convertible notes were effectively immediately convertible into common stock of the issuer, which had filed a registration statement covering shares of common stock. Accordingly, the situation in Black Box was such that the private placement and the public offering would otherwise have been integrated, because they involved offerings of the same securities at the same time. The Staff said its position would not have been different if common stock were involved in both the private offering and the public offering, clearly indicating that the Black Box position applies where two offerings would otherwise be integrated. The Registrant acknowledges that the Staff has treated an offering of a class of securities and an offering of another class of security convertible into that class of securities within one year as offerings of the same class of securities for purposes of the integration doctrine. However, as discussed above, both the Private Warrants and the Warrants including in the Offering Units are not exercisable for shares of Common Stock until the later of (i) the completion of the Registrant's initial business combination or (ii) one year from the effective date of the Registration Statement. Furthermore, since the shares of Common Stock underlying the Private Warrants may not be sold other than pursuant to registration under the Securities Act (see below), it is unlikely that such Private Warrants will be exercised before a registration statement covering the shares of Common Stock underlying the Private Warrants is declared effective by the Commission - which may or may not be the case at the time the public Warrants and the Private Warrants become exercisable by their terms.

        Therefore, for all of the foregoing reasons, the Registrant respectfully submits to the Staff that the private offering of Private Warrants to the Registrant's existing stockholders and the Offering of Offering Units to the public through the Registration Statement are two separate and distinct offerings involving different classes of securities and different classes of offerees and which are not part of the same plan of financing and do not have the same general purpose and, accordingly, should not be integrated.

        It is contemplated that the above-referenced private placement of Private Warrants will be consummated simultaneously with the consummation of the offering of the Offering Units pursuant to the exemption from the registration requirements of the Securities Act contained in Section 4(2) of the Securities Act, as a transaction by an issuer not involving any public offering. The purchasers of the Private Warrants have entered into binding subscription agreements with the Registrant in which such purchasers, each of whom is an existing stockholder of the Registrant, have irrevocably agreed to purchase the Private Warrants subject to one remaining condition - the Commission declaring the Registration Statement effective, which is now completely

Securities and Exchange Commission
Page 38

outside the control of any of the prospective purchasers of Private Warrants. Each of the prospective purchasers of Private Warrants have represented to the Registrant that: (i) he or it is an "accredited investor" (as such term is defined in Rule 501 promulgated under the Securities Act; (ii) that he or it is sophisticated and has such knowledge and experience in financial and business matters as is required for evaluating the merits and risks of making an investment in the securities, and he or it has received such information requested concerning the business, management and financial affairs of the Registrant in order to evaluate the merits and risks of making an investment in the securities; (iii) that he or it is acquiring the securities for his or its own account for investment and not with a view to distribution, and with no present intention of distributing the securities or selling the securities for distribution; and (iv) he or it acknowledges that certificates representing such securities will be imprinted with appropriate restrictive legends and that "stop transfer" orders will be maintained against such shares with the Registrant's transfer agent.

        In addition to the analyses set forth above, even under a strict Black Box analysis, the private placement of Private Warrants should not be integrated with the public offering of Offering Units. In Black Box, the staff expressed its policy position that a registered offering that would otherwise be integrated with an unregistered offering will not be so integrated if the unregistered offering was made only to (1) persons who would be qualified institutional buyers for purposes of Rule 144A and (2) no more than two or three large institutional accredited investors. The Staff has subsequently elaborated on its policy position by indicating that it would not raise an objection if, in the context of a blank check company offering similar to the Offering, the unregistered securities offering also included a blank check company's existing officers and directors. As discussed in the response to Comment No. 30 above, because the Private Warrants will only be purchased by the four existing executive officers of the Registrant and by Hearst, a large institutional accredited investor (within the meaning of Rule 501 under the Securities Act), the offering of the Private Warrants should not be integrated with the public offering of Offering Units, even under a strict Black Box analysis.

        Furthermore, as an extra measure of precaution and to ensure strict compliance with the Commission's position as expressed in the Wulff Letter, each of the prospective purchasers of Private Warrants have executed a letter agreement, dated as of August 3, 2006, in which such stockholder: (i) acknowledges that the Commission has taken the position that Section 4(1) of the Securities Act and Rule 144 under the Securities Act are not available in connection with any resale or other disposition of his or its (A) shares of Common Stock owned as of August 3, 2006 (and any other shares of Common Stock that may be acquired by such existing stockholder prior to completion of the Company's initial public offering), (B) Private Warrants to be purchased in the concurrent private placement and (C) shares of Common Stock underlying the Private Warrants to be purchased in the private placement, notwithstanding technical compliance therewith, and, therefore, such securities can only be resold or otherwise disposed of through registration under the Securities Act; and (ii) agrees that he or it shall not attempt to resell or otherwise dispose of his or its (A) shares of Common Stock owned as of August 3, 2006 (and any other shares of Common Stock that may be acquired by such existing

Securities and Exchange Commission
Page 39

stockholder prior to completion of the Company's initial public offering), (B) Private Warrants to be purchased in the concurrent private placement and (C) shares of Common Stock underlying the Private Warrants to be purchased in the private placement, either at any time prior to consummation of the Offering or after consummation of the Offering, including, without limitation, after the expiration of the applicable lock-up in respect of such securities (i.e., 90 days after completion of the Registrant's initial business combination, with respect to the Private Warrants and the shares of Common Stock underlying the Private Warrants, and 12 months after completion of the Registrant's initial business combination, with respect to all other shares of Common Stock held by such stockholder prior to completion of the Offering) without registration under the Securities Act. The Registrant has filed such letter agreement as Exhibit
10.33 to Amendment No. 3.

        Therefore, for all of the foregoing reasons, the Registrant respectfully submits that the private offering of Private Warrants to the Registrant's existing stockholders is a valid private offering pursuant to Section 4(2) under the Securities Act.

        Nonetheless, the Registrant has included in Amendment No. 3 a new risk factor to the effect that a court may take the position that the private placement of Private Warrants was not conducted in accordance with any exemption from the registration requirements of Section 5 of the Act, and that if such private placement was not conducted in compliance with the registration requirements of Section 5 of the Act, the purchasers in such private placement may have the right to rescind their Private Warrant purchases as a remedy for the Registrant's failure to register these securities.

39.     NAME THE INDIVIDUALS WHO WILL PURCHASE THE WARRANTS IN THE PRIVATE
        PLACEMENT.

        The Registrant has revised this disclosure on page II-6 of Amendment No. 3 to include the names of the individuals purchasing the Private Warrants.

UNDERTAKINGS
------------

40. PLEASE PROVIDE THE UNDERTAKINGS REQUIRED BY ITEM 512(A)(6) OF REGULATION S-K AS APPLICABLE.

        The Registrant respectfully notes that the undertakings required by Item 512(a)(6) of Regulation S-K were set forth in paragraph (a)(4) of Item 17 of Amendment No. 2. Therefore, no further undertakings are required to be set forth in Item 17.

EXHIBITS
--------

EXHIBIT 10.32
-------------

41. IN REVIEWING YOUR SUBSCRIPTION AGREEMENTS - STARTING WITH EXHIBIT 10.32, THE STAFF NOTED THAT YOU APPEAR TO BE OFFSETTING THE GROSS PROCEEDS OF YOUR FOUNDERS' WARRANT SALES AGAINST EXISTING LOAN BALANCES. HOWEVER, YOUR DOCUMENT DOES NOT APPEAR TO REFLECT THIS. PLEASE REVISE YOUR DISCLOSURE

Securities and Exchange Commission
Page 40

        THROUGHOUT YOUR DOCUMENT TO MORE APPROPRIATELY REFLECT THIS TRANSACTION, INCLUDING THE NET PROCEEDS THAT WILL BE AVAILABLE TO THE COMPANY.

        The Registrant has revised the disclosure throughout Amendment No. 3 to clarify that a portion of the purchase price for the Private Warrants will be used to offset the loan balances. See pages 8, 30, 32, 35 and 63.

EXHIBIT 10.44
-------------

42. WE NOTE THAT THE COMPANY HAS FILED AN "AGREEMENT" WHEREBY YOUR MANAGEMENT HAS AGREED NOT TO PROPOSE OR VOTE IN FAVOR OF ANY AMENDMENT TO THE COMPANY'S CERTIFICATE OF INCORPORATION. PLEASE CLARIFY WITH WHOM THESE PARTIES ARC AGREEING FOR PURPOSES OF THIS CONTRACT, STATE THE SUFFICIENCY OF THE CONSIDERATION PAID, AND INDICATE WHETHER THERE ARE ANY THIRD PARTY BENEFICIARIES ASSOCIATED WITH THE CONTRACT AS WELL AS WHETHER THEY MAY HAVE RIGHTS TO ENFORCE THE CONTRACT.

        The Registrant has revised and re-filed Exhibit 10.32 (Exhibit 10.44 in Amendment No. 2), which includes the representative of the underwriters as a party, who could enforce the contract on behalf of investors, and recites consideration.

                                     *******

        The Registrant hereby acknowledges and undertakes to comply with the requirements of Rules 460 and 461 under the Securities Act with respect to requests for acceleration of effectiveness of the Registration Statement.

        The Registrant is currently planning to conduct a road show in mid-September, 2006 and, accordingly, would greatly appreciate any effort on the part of the Staff to expedite the review of this letter and Amendment No. 3. In that regard, should any member of the Staff have any questions or comments concerning this filing or the materials transmitted herewith, or desire any further information or clarification in respect of Amendment No. 3, please do not hesitate to contact the undersigned by telephone at (212) 801-9362.

        Thank you, in advance, for the Staff's prompt attention to this filing.

                                        Very truly yours,

                                        /s/ Anthony J. Marsico

                                        Anthony J. Marsico



cc:     Herbert A. Granath
        Harvey M. Seslowsky
        Peter H. Blum

Securities and Exchange Commission
Page 41

        Stephen J. DeGroat
        James S. Cassel
        Alan I. Annex, Esq.
        Robert S. Matlin, Esq.
        Joseph G. Krassy, Esq.
        Bart H. Friedman

Securities and Exchange Commission
Page 42


                                    EXHIBIT I

Blank Check Company Performance Analysis
--------------------------------------------------------------------------------

[$ in thousands, excluding per share amounts]

------- ------------ --------------------------------- ----------------------------------------------------- ---------
          Pricing                                                          Management's                       As a %
           Date      Issuer                                                 Commitment                       of Raise
------- ------------ --------------------------------- ----------------------------------------------------- ---------
1          6/5/2006  Affinity Media International      $1,500 of units at $6.00 in a private placement       9.09%
------- ------------ --------------------------------- ----------------------------------------------------- ---------
2          6/1/2006  HD Partners Acquisition           $2,250 of warrants at $1.00 in a private placement    1.50%
------- ------------ --------------------------------- ----------------------------------------------------- ---------
3         5/12/2006  Ascend Acquisition                $1,000 of units at $6.00 in a private placement       2.78%
------- ------------ --------------------------------- ----------------------------------------------------- ---------
4         4/26/2006  Harbor Acquisition                $1,300 of warrants at $.65 in a private placement     1.55%
------- ------------ --------------------------------- ----------------------------------------------------- ---------
6         4/11/2006  JK Acquisition Corp.              $2,000 of units in a private placement                2.52%
------- ------------ --------------------------------- ----------------------------------------------------- ---------
7         4/10/2006  Jaguar Acquisition                $700 of units in a private placement                  2.47%
------- ------------ --------------------------------- ----------------------------------------------------- ---------
8          4/5/2006  General Finance                   $700 of warrants at $1.20 in a private placement      1.17%
------- ------------ --------------------------------- ----------------------------------------------------- ---------
9         3/31/2006  Phoenix India Acquisition         $750 of units in a private placement                  1.31%
------- ------------ --------------------------------- ----------------------------------------------------- ---------
10        3/22/2006  N.A. Insurance Leaders            1,700 D&O rights at $1.00 in a private placement      1.48%
------- ------------ --------------------------------- ----------------------------------------------------- ---------
11        3/17/2006  Echo Healthcare Acquisition       $550 warrants at $1.20 in a private placement         0.95%
------- ------------ --------------------------------- ----------------------------------------------------- ---------
12        3/15/2006  Acquicor Technology               $2,000 of units at $6.00 in a private placement       1.16%
------- ------------ --------------------------------- ----------------------------------------------------- ---------
13         3/3/2006  Oracle Healthcare Acquisition     $1,000 of warrants at $1.20 in a private placement    0.83%
------- ------------ --------------------------------- ----------------------------------------------------- ---------